                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:   March 31, 2010
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2010

SUNAMERICA
Equity Funds

                                     [LOGO]
                            Sun America Mutual Funds

        MARCH 31, 2010                                        SEMI-ANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SUNAMERICA INTERNATIONAL EQUITY FUND (SIEAX)

SUNAMERICA VALUE FUND (SSVAX)

SUNAMERICA INTERNATIONAL SMALL-CAP FUND (SAESX)

                        TABLE OF CONTENTS


                  SHAREHOLDER LETTER......................  2
                  EXPENSE EXAMPLE.........................  3
                  STATEMENT OF ASSETS AND LIABILITIES.....  5
                  STATEMENT OF OPERATIONS.................  7
                  STATEMENT OF CHANGES IN NET ASSETS......  8
                  FINANCIAL HIGHLIGHTS....................  9
                  PORTFOLIO OF INVESTMENTS................ 12
                  NOTES TO FINANCIAL STATEMENTS........... 23
                  RESULTS OF SPECIAL SHAREHOLDER MEETINGS. 37
                  APPROVAL OF ADVISORY AGREEMENTS......... 38

        SHAREHOLDER LETTER -- (UNAUDITED)

Dear Shareholder,

Enclosed is the semi-annual report for the SunAmerica Equity Funds for the six-month period ended March 31, 2010.

The semi-annual period was a strong one for the equity markets as low interest rates and solid corporate earnings helped to fuel the equity markets. While the Standard & Poor's ("S&P") 500(R) Index* returned 11.75% for the six-month period, performance of small-cap indices was even stronger. The Russell 2000 Value Index* returned 14.01% while the Russell 2000 Growth Index* returned 12.07% for the same period. International markets lagged the U.S. during this period with the MSCI EAFE Index* delivering a 3.06% return.

Solid performance in the equity markets has finally calmed investors somewhat as the financial markets have shown signs of stabilization. Nevertheless, there are weighty issues facing our economy which remain lurking over the equity markets. How and when will the U.S. government remove the financial backstop it provided to the economy? When will the Federal Reserve move to increase interest rates? Can the U.S. economy generate sufficient jobs to reduce unemployment? How will we deal with the growing budget deficit? The future of the equity markets will become clearer as these questions are addressed.

Be sure to consult with your financial advisor when determining how to best position your portfolio to fit with your individual requirements. We encourage you to utilize our website, www.sunamericafunds.com, for ongoing updates throughout the year.

Thank you for your investment in the SunAmerica Equity Funds. We remain focused on managing your assets and continue to work diligently to help grow your capital as is consistent with each Fund's individual objective.

Sincerely,

THE SUNAMERICA EQUITY FUNDS INVESTMENT PROFESSIONALS

Steve Neimeth              Ben Barrett                Robin Thorn
Andy Sheridan              Mike Beaulieu              Chantal Brennan
Brendan Voege              Karen Forte
Kara Murphy                Sarah Kallok
                           Jay Merchant

--------
Past performance is no guarantee of future results.

* The S&P 500 INDEX is Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices. The RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2000 Index consists of the smallest 2,000 of the largest 3,000 U.S. companies.) The Morgan Stanley Capital International Europe, Australasia, and the Far East (MSCI EAFE) INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. Indices are not managed and an investor cannot invest directly into an index.

        SUNAMERICA EQUITY FUNDS
        EXPENSE EXAMPLE -- MARCH 31, 2010 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a fund (each, a "Fund" and collectively, the "Funds") in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A shares of SunAmerica International Equity Fund and SunAmerica International Small-Cap Fund only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2009 and held until March 31, 2010.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2010" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z, the "Expenses Paid During the Six Months Ended March 31, 2010" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2010" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2010" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended March 31, 2010" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2010" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus, your retirement plan document and/or materials from your financial adviser, for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2010" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A shares of SunAmerica International Equity Fund and SunAmerica International Small-Cap Fund only); small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA EQUITY FUNDS
        EXPENSE EXAMPLE -- MARCH 31, 2010 -- (UNAUDITED) (CONTINUED)

                                                ACTUAL                                 HYPOTHETICAL
                               ----------------------------------------- -----------------------------------------
                                                                                       ENDING ACCOUNT
                                             ENDING ACCOUNT EXPENSE PAID                VALUE USING   EXPENSE PAID
                                              VALUE USING    DURING THE                A HYPOTHETICAL  DURING THE   EXPENSE
                                 BEGINNING       ACTUAL      SIX MONTHS    BEGINNING     5% ASSUMED    SIX MONTHS    RATIO
                               ACCOUNT VALUE   RETURN AT       ENDED     ACCOUNT VALUE   RETURN AT       ENDED       AS OF
                               AT OCTOBER 1,   MARCH 31,     MARCH 31,   AT OCTOBER 1,   MARCH 31,     MARCH 31,   MARCH 31,
FUND                               2009           2010          2010         2009           2010          2010       2010*
----                           ------------- -------------- ------------ ------------- -------------- ------------ ---------
INTERNATIONAL EQUITY FUND
  Class A.....................   $1,000.00     $1,061.79       $ 9.51      $1,000.00     $1,015.71       $ 9.30      1.85%
  Class B#....................   $1,000.00     $1,057.84       $13.08      $1,000.00     $1,012.22       $12.79      2.55%
  Class C# ...................   $1,000.00     $1,057.94       $13.08      $1,000.00     $1,012.22       $12.79      2.55%
  Class I#....................   $1,000.00     $1,061.63       $ 9.25      $1,000.00     $1,015.96       $ 9.05      1.80%
VALUE FUND#@
  Class A.....................   $1,000.00     $1,076.71       $ 8.44      $1,000.00     $1,016.80       $ 8.20      1.63%
  Class B.....................   $1,000.00     $1,072.97       $11.78      $1,000.00     $1,013.56       $11.45      2.28%
  Class C ....................   $1,000.00     $1,074.03       $11.79      $1,000.00     $1,013.56       $11.45      2.28%
  Class Z.....................   $1,000.00     $1,079.21       $ 5.49      $1,000.00     $1,019.65       $ 5.34      1.06%
INTERNATIONAL SMALL-CAP FUND#
  Class A.....................   $1,000.00     $1,045.67       $ 9.69      $1,000.00     $1,015.46       $ 9.55      1.90%
  Class B.....................   $1,000.00     $1,042.37       $12.98      $1,000.00     $1,012.22       $12.79      2.55%
  Class C ....................   $1,000.00     $1,042.39       $12.98      $1,000.00     $1,012.22       $12.79      2.55%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (International Equity Fund and International Small-Cap Fund only), small account fees and administrative fees, if applicable to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial advisor.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2010" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2010" and "Expense Ratios" would have been lower.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been applied, the Expense Example would have been as follows:

                              ACTUAL                                 HYPOTHETICAL
             ----------------------------------------- -----------------------------------------
                                                                     ENDING ACCOUNT
                           ENDING ACCOUNT EXPENSE PAID                VALUE USING   EXPENSE PAID
                            VALUE USING    DURING THE                A HYPOTHETICAL  DURING THE  EXPENSE
               BEGINNING       ACTUAL      SIX MONTHS    BEGINNING     5% ASSUMED    SIX MONTHS   RATIO
             ACCOUNT VALUE   RETURN AT       ENDED     ACCOUNT VALUE   RETURN AT       ENDED      AS OF
             AT OCTOBER 1,    MARCH 31      MARCH 31   AT OCTOBER 1,   MARCH 31,      MARCH 31   MARCH 31
FUND             2009           2010          2010         2009           2010          2010      2010*
----         ------------- -------------- ------------ ------------- -------------- ------------ --------
VALUE FUND#
  Class A...   $1,000.00     $1,076.71       $ 8.39      $1,000.00     $1,016.85       $ 8.15      1.62%
  Class B...   $1,000.00     $1,072.97       $11.73      $1,000.00     $1,013.61       $11.40      2.27%
  Class C ..   $1,000.00     $1,074.03       $11.74      $1,000.00     $1,013.61       $11.40      2.27%
  Class Z...   $1,000.00     $1,079.21       $ 5.44      $1,000.00     $1,019.70       $ 5.29      1.05%

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2010 -- (UNAUDITED)


                                         INTERNATIONAL                INTERNATIONAL
                                          EQUITY FUND    VALUE FUND   SMALL-CAP FUND
                                         -------------  ------------  --------------
ASSETS:
Investments at value (unaffiliated)*.... $ 150,301,789  $167,054,759   $65,822,861
Repurchase agreements (cost
 approximates value)....................       984,000     1,206,000            --
                                         -------------  ------------   -----------
 Total investments......................   151,285,789   168,260,759    65,822,861
                                         -------------  ------------   -----------
Cash....................................           415           164           249
Foreign cash*...........................     2,141,739            --       486,839
Receivable for:
 Fund shares sold.......................        51,985        12,760         4,953
 Dividends and interest.................       593,745       237,573       234,707
 Investments sold.......................     5,223,104     3,036,181        56,261
Prepaid expenses and other assets.......         6,326        19,993         5,759
Due from investment adviser for expense
 reimbursements/fee waivers.............            --         6,463         3,891
                                         -------------  ------------   -----------
Total assets............................   159,303,103   171,573,893    66,615,520
                                         -------------  ------------   -----------
LIABILITIES:
Payable for:
 Fund shares redeemed...................       239,300       250,802        78,925
 Investments purchased..................     4,362,953            --     1,081,020
 Investment advisory and management fees       129,647       107,648        63,380
 Distribution and service maintenance
   fees.................................        64,366        66,094        19,873
 Transfer agent fees and expenses.......        43,065        53,704        13,804
 Trustees' fees and expenses............         4,108         7,485            35
 Other accrued expenses.................       178,704       121,584        69,349
 Accrued foreign tax on capital gains...            --            --        19,224
Due to investment adviser for expense
 recoupment.............................         1,712            --            --
                                         -------------  ------------   -----------
Total liabilities.......................     5,023,855       607,317     1,345,610
                                         -------------  ------------   -----------
Net Assets.............................. $ 154,279,248  $170,966,576   $65,269,910
                                         =============  ============   ===========
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01
 par value.............................. $     128,404  $    149,458   $    77,498
Paid-in capital.........................   247,408,844   207,403,759    60,659,302
                                         -------------  ------------   -----------
                                           247,537,248   207,553,217    60,736,800
Accumulated undistributed net
 investment income (loss)...............    (1,484,302)      289,707    (1,958,546)
Accumulated undistributed net realized
 gain (loss) on investments, futures
 contracts, options contracts,
 securities sold short, and foreign
 exchange transactions..................  (102,760,913)  (49,649,112)   (7,147,010)
Unrealized appreciation (depreciation)
 on investments.........................    11,012,036    12,772,764    13,660,007
Unrealized foreign exchange gain (loss)
 on other assets and liabilities........       (24,821)           --        (2,117)
Accrued capital gains tax on unrealized
 appreciation (depreciation)............            --            --       (19,224)
                                         -------------  ------------   -----------
Net Assets.............................. $ 154,279,248  $170,966,576   $65,269,910
                                         =============  ============   ===========
* Cost
 Investments (unaffiliated)............. $ 139,289,753  $154,281,995   $52,162,854
                                         =============  ============   ===========
 Foreign cash........................... $   2,149,247  $         --   $   480,739
                                         =============  ============   ===========

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2010 -- (UNAUDITED) (CONTINUED)

                                         INTERNATIONAL              INTERNATIONAL
                                          EQUITY FUND   VALUE FUND  SMALL-CAP FUND
                                         ------------- ------------ --------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets.............................. $115,092,135  $107,752,374  $64,208,739
Shares of beneficial interest issued
 and outstanding........................    9,409,076     9,334,268    7,621,690
Net asset value and redemption price
 per share.............................. $      12.23  $      11.54  $      8.42
Maximum sales charge (5.75% of offering
 price).................................         0.75          0.70         0.51
                                         ------------  ------------  -----------
Maximum offering price to public........ $      12.98  $      12.24  $      8.93
                                         ============  ============  ===========
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets.............................. $ 11,286,093  $ 15,784,210  $   317,437
Shares of beneficial interest issued
 and outstanding........................      995,318     1,457,439       38,290
Net asset value, offering and
 redemption price per share (excluding
 any applicable contingent deferred
 sales charge).......................... $      11.34  $      10.83  $      8.29
                                         ============  ============  ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets.............................. $ 23,974,983  $ 24,835,612  $   743,734
Shares of beneficial interest issued
 and outstanding........................    2,117,363     2,293,637       89,780
Net asset value, offering and
 redemption price per share (excluding
 any applicable contingent deferred
 sales charge).......................... $      11.32  $      10.83  $      8.28
                                         ============  ============  ===========
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets.............................. $  3,926,037  $         --  $        --
Shares of beneficial interest issued
 and outstanding........................      318,613            --           --
Net asset value, offering and
 redemption price per share............. $      12.32  $         --  $        --
                                         ============  ============  ===========
CLASS Z (UNLIMITED SHARES AUTHORIZED):
Net assets.............................. $         --  $ 22,594,380  $        --
Shares of beneficial interest issued
 and outstanding........................           --     1,860,418           --
Net asset value, offering and
 redemption price per share............. $         --  $      12.14  $        --
                                         ============  ============  ===========

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2010 -- (UNAUDITED)

                                          INTERNATIONAL              INTERNATIONAL
                                           EQUITY FUND   VALUE FUND  SMALL-CAP FUND
                                          ------------- -----------  --------------
INVESTMENT INCOME:
 Dividends (unaffiliated)................  $   765,280  $ 1,836,842   $   413,782
 Interest (unaffiliated).................           90          219            82
                                           -----------  -----------   -----------
   Total investment income*..............      765,370    1,837,061       413,864
                                           -----------  -----------   -----------
EXPENSES:
 Investment advisory and management fees.      784,835      610,537       379,768
 Distribution and service maintenance
   fees:
   Class A...............................      203,111      171,322       113,766
   Class B...............................       61,244       79,624         1,581
   Class C...............................      122,356      116,417         3,605
 Service fees Class I+...................        5,230            4            --
 Transfer agent fees and expenses:
   Class A...............................      139,648      128,366        72,762
   Class B...............................       17,690       25,593         1,036
   Class C...............................       31,294       30,486         1,363
   Class I+..............................        4,796            4            --
 Registration fees:
   Class A...............................        8,826        6,800         6,892
   Class B...............................        4,580        4,569         5,494
   Class C...............................        6,034        5,096         5,500
   Class I+..............................        3,540        1,032            --
   Class Z...............................           --        1,498            --
 Custodian and accounting fees...........       93,687       29,668        65,309
 Reports to shareholders.................       43,214       42,094           574
 Audit and tax fees......................       22,454       21,942        23,302
 Legal fees..............................       12,478        5,752         3,554
 Trustees' fees and expenses.............        9,316        7,109         3,338
 Interest expense........................          258           --           123
 Other expenses..........................        9,694       10,564         9,144
                                           -----------  -----------   -----------
   Total expenses before fee waivers,
    expense reimbursements, expense
    recoupments, custody credits and
    fees paid indirectly.................    1,584,285    1,298,477       697,111
   Net (fees waived and expenses
    reimbursed)/recouped by investment
    adviser (Note 4).....................       (5,080)      59,712       (66,297)
   Custody credits earned on cash
    balances.............................           (7)          (2)           (3)
   Fees paid indirectly (Note 5).........           --       (7,488)           --
                                           -----------  -----------   -----------
   Net expenses..........................    1,579,198    1,350,699       630,811
                                           -----------  -----------   -----------
Net investment income (loss).............     (813,828)     486,362      (216,947)
                                           -----------  -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments
 (unaffiliated)..........................   18,789,575    6,577,739     5,527,319
Net realized foreign exchange gain
 (loss) on other assets and liabilities..     (379,738)          --       (91,684)
                                           -----------  -----------   -----------
Net realized gain (loss) on investments
 and foreign currencies..................   18,409,837    6,577,739     5,435,635
                                           -----------  -----------   -----------
Change in unrealized appreciation
 (depreciation) on investments
 (unaffiliated)..........................   (8,226,025)   4,087,613    (2,117,317)
Change in unrealized foreign exchange
 gain (loss) on other assets and
 liabilities.............................      (43,149)          --        (9,028)
Change in accrued capital gains tax on
 unrealized appreciation (depreciation)..       29,518           --        (8,092)
                                           -----------  -----------   -----------
Net unrealized gain (loss) on
 investments and foreign currencies......   (8,239,656)   4,087,613    (2,134,437)
                                           -----------  -----------   -----------
Net realized and unrealized gain (loss)
 on investments and foreign currencies...   10,170,181   10,665,352     3,301,198
                                           -----------  -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...............  $ 9,356,353  $11,151,714   $ 3,084,251
                                           ===========  ===========   ===========
--------
*Net of foreign withholding taxes on
 interest and dividends of...............  $    88,798  $        --   $    25,881
                                           ===========  ===========   ===========

+  See Note 1

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        STATEMENT OF CHANGES IN NET ASSETS

                                          INTERNATIONAL EQUITY FUND            VALUE FUND          INTERNATIONAL SMALL-CAP FUND
                                         ---------------------------  ---------------------------  ---------------------------
                                          FOR THE SIX   FOR THE YEAR   FOR THE SIX   FOR THE YEAR   FOR THE SIX   FOR THE YEAR
                                          MONTHS ENDED      ENDED      MONTHS ENDED      ENDED      MONTHS ENDED      ENDED
                                         MARCH 31, 2010 SEPTEMBER 30, MARCH 31, 2010 SEPTEMBER 30, MARCH 31, 2010 SEPTEMBER 30,
                                          (UNAUDITED)       2009       (UNAUDITED)       2009       (UNAUDITED)       2009
                                         -------------- ------------- -------------- ------------- -------------- -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)...........  $   (813,828) $  1,111,980   $    486,362  $  1,547,054   $  (216,947)   $    89,563
 Net realized gain (loss) on
   investments and foreign currencies...    18,409,837   (44,108,289)     6,577,739   (36,881,515)    5,435,635     (7,642,648)
 Net unrealized gain (loss) on
   investments and foreign currencies...    (8,239,656)   61,754,668      4,087,613    12,553,880    (2,134,437)    21,301,702
                                          ------------  ------------   ------------  ------------   -----------    -----------
Net increase (decrease) in net assets
 resulting from operations..............     9,356,353    18,758,359     11,151,714   (22,780,581)    3,084,251     13,748,617
                                          ------------  ------------   ------------  ------------   -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)........      (627,747)     (716,458)      (711,835)   (1,308,678)   (2,253,549)       (11,219)
 Net investment income (Class B)........            --       (69,620)       (28,234)     (236,161)       (8,543)            --
 Net investment income (Class C)........            --      (101,385)       (42,742)     (158,369)      (18,855)            --
 Net investment income (Class I)........       (23,599)     (100,260)            --          (478)           --             --
 Net investment income (Class Z)........            --            --       (209,196)     (588,253)           --             --
 Net realized gain on securities (Class
   A)...................................            --            --             --            --            --             --
 Net realized gain on securities (Class
   B)...................................            --            --             --            --            --             --
 Net realized gain on securities (Class
   C)...................................            --            --             --            --            --             --
 Net realized gain on securities (Class
   I)...................................            --            --             --            --            --             --
 Net realized gain on securities (Class
   Z)...................................            --            --             --            --            --             --
 Return of capital (Class A)............            --       (90,648)            --            --            --             --
 Return of capital (Class B)............            --       (19,887)            --            --            --             --
 Return of capital (Class C)............            --       (28,960)            --            --            --             --
 Return of capital (Class I)............            --       (11,005)            --            --            --             --
 Return of capital (Class Z)............            --            --             --            --            --             --
                                          ------------  ------------   ------------  ------------   -----------    -----------
Total distributions to shareholders.....      (651,346)   (1,138,223)      (992,007)   (2,291,939)   (2,280,947)       (11,219)
                                          ------------  ------------   ------------  ------------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 8)..................   (19,651,251)   72,757,838     66,942,705   (20,315,857)   (5,061,804)    36,129,441
                                          ------------  ------------   ------------  ------------   -----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS.   (10,946,244)   90,377,974     77,102,412   (45,388,377)   (4,258,500)    49,866,839

NET ASSETS:
Beginning of period.....................   165,225,492    74,847,518     93,864,164   139,252,541    69,528,410     19,661,571
                                          ------------  ------------   ------------  ------------   -----------    -----------
End of period+..........................  $154,279,248  $165,225,492   $170,966,576  $ 93,864,164   $65,269,910    $69,528,410
                                          ============  ============   ============  ============   ===========    ===========
--------
+Includes accumulated undistributed net
 investment income (loss)...............  $ (1,484,302) $    (19,128)  $    289,707  $    795,352   $(1,958,546)   $   539,348
                                          ============  ============   ============  ============   ===========    ===========

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS

                                                                       INTERNATIONAL EQUITY FUND
                                                                       -------------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                        DISTRI-                        NET
               ASSET      NET        (BOTH                DIVIDENDS  BUTIONS                       ASSET            NET ASSETS
               VALUE   INVESTMENT  REALIZED    TOTAL FROM  FROM NET   FROM   DISTRIBUTIONS  TOTAL  VALUE              END OF
             BEGINNING   INCOME       AND      INVESTMENT INVESTMENT CAPITAL  FROM RETURN  DISTRI- END OF   TOTAL     PERIOD
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED)  OPERATIONS   INCOME    GAINS   OF CAPITAL   BUTIONS PERIOD RETURN(2)  (000'S)
------------ --------- ---------- -----------  ---------- ---------- ------- ------------- ------- ------ --------- ----------
                                                                                CLASS A
-
09/30/05      $10.20     $ 0.02     $ 2.82       $ 2.84     $   --   $   --     $   --     $   --  $13.04   27.84%   $ 43,527
09/30/06       13.04      (0.01)      2.81         2.80         --       --         --         --   15.84   21.47      62,190
09/30/07       15.84       0.02       3.94         3.96         --       --         --         --   19.80   25.00      75,408
09/30/08       19.80       0.17      (5.85)       (5.68)        --    (1.68)        --      (1.68)  12.44  (31.34)     46,384
09/30/09       12.44       0.10      (0.71)(5)    (0.61)     (0.22)      --      (0.03)     (0.25)  11.58   (4.28)    122,343
03/31/10(6)    11.58      (0.05)      0.76         0.71      (0.06)      --         --      (0.06)  12.23    6.18     115,092
                                                                                CLASS B
-
09/30/05      $ 9.69     $(0.06)    $ 2.68       $ 2.62     $   --   $   --     $   --     $   --  $12.31   27.04%   $ 19,546
09/30/06       12.31      (0.11)      2.65         2.54         --       --         --         --   14.85   20.63      21,240
09/30/07       14.85      (0.10)      3.69         3.59         --       --         --         --   18.44   24.18      20,509
09/30/08       18.44       0.04      (5.36)       (5.32)        --    (1.68)        --      (1.68)  11.44  (31.72)      9,279
09/30/09       11.44       0.03      (0.63)(5)    (0.60)     (0.09)      --      (0.03)     (0.12)  10.72   (4.85)     12,960
03/31/10(6)    10.72      (0.09)      0.71         0.62         --       --         --         --   11.34    5.78      11,286
                                                                                CLASS C
-
09/30/05      $ 9.68     $(0.06)    $ 2.67       $ 2.61     $   --   $   --     $   --     $   --  $12.29   26.96%   $ 16,892
09/30/06       12.29      (0.11)      2.66         2.55         --       --         --         --   14.84   20.75      21,646
09/30/07       14.84      (0.09)      3.67         3.58         --       --         --         --   18.42   24.12      26,683
09/30/08       18.42       0.05      (5.37)       (5.32)        --    (1.68)        --      (1.68)  11.42  (31.77)     14,221
09/30/09       11.42       0.03      (0.63)(5)    (0.60)     (0.09)      --      (0.03)     (0.12)  10.70   (4.86)     25,123
03/31/10(6)    10.70      (0.09)      0.71         0.62         --       --         --         --   11.32    5.79      23,975
                                                                                CLASS I
-
09/30/05      $10.25     $ 0.05     $ 2.82       $ 2.87     $   --   $   --     $   --     $   --  $13.12   28.00%   $  7,065
09/30/06       13.12       0.00       2.84         2.84         --       --         --         --   15.96   21.65       9,482
09/30/07       15.96       0.04       3.96         4.00         --       --         --         --   19.96   25.06       7,997
09/30/08       19.96       0.17      (5.89)       (5.72)        --    (1.68)        --      (1.68)  12.56  (31.29)      4,964
09/30/09       12.56       0.09      (0.70)(5)    (0.61)     (0.25)      --      (0.03)     (0.28)  11.67   (4.12)      4,799
03/31/10(6)    11.67      (0.05)      0.77         0.72      (0.07)      --         --      (0.07)  12.32    6.16       3,926



                  RATIO
                 OF NET
 RATIO OF      INVESTMENT
 EXPENSES     INCOME (LOSS)
TO AVERAGE     TO AVERAGE      PORTFOLIO
NET ASSETS     NET ASSETS      TURNOVER
----------    -------------    ---------


   1.90%(3)        0.17%(3)       126%
   1.90(3)        (0.09)(3)       152
   1.90(3)         0.13(3)        132
   1.90(4)         0.98(4)        199
   1.89(3)(4)      1.14(3)(4)     431
   1.85(7)        (0.87)(7)       140


   2.55%(3)       (0.51)%(3)      126%
   2.55(3)        (0.80)(3)       152
   2.55(3)        (0.59)(3)       132
   2.55(3)(4)      0.25(3)(4)     199
   2.55(3)(4)      0.36(3)(4)     431
   2.55(3)(7)     (1.59)(3)(7)    140


   2.55%(3)       (0.49)%(3)      126%
   2.55(3)        (0.76)(3)       152
   2.55(3)        (0.52)(3)       132
   2.55(3)(4)      0.31(3)(4)     199
   2.55(3)(4)      0.41(3)(4)     431
   2.55(3)(7)     (1.58)(3)(7)    140


   1.80%(3)        0.43%(3)       126%
   1.80(3)        (0.01)(3)       152
   1.80(3)         0.24(3)        132
   1.80(3)(4)      1.01(3)(4)     199
   1.80(3)(4)      0.95(3)(4)     431
   1.80(3)(7)     (0.83)(3)(7)    140

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 4):

                                         09/30/05 09/30/06 09/30/07 09/30/08 09/30/09 03/31/10(6)(7)
                                         -------- -------- -------- -------- -------- --------------
International Equity Class A............   0.09%   (0.04)%  (0.05)%    -- %    0.00%        -- %
International Equity Class B............   0.17     0.02     0.04     0.06     0.22        0.06
International Equity Class C............   0.14    (0.01)   (0.00)    0.01     0.08       (0.00)
International Equity Class I............   0.14     0.00     0.04     0.09     0.27        0.09

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                              09/30/08 09/30/09
                                              -------- --------
                International Equity Class A.   0.00%    0.00%
                International Equity Class B.   0.00     0.00
                International Equity Class C.   0.00     0.00
                International Equity Class I.   0.00     0.00

(5)Includes the effect of a merger.
(6)Unaudited
(7)Annualized

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                     VALUE FUND
                                                                     ----------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRI-          NET               NET
               ASSET      NET        (BOTH               DIVIDENDS  BUTIONS         ASSET            ASSETS     RATIO OF
               VALUE   INVESTMENT  REALIZED   TOTAL FROM  FROM NET   FROM    TOTAL  VALUE            END OF     EXPENSES
             BEGINNING   INCOME       AND     INVESTMENT INVESTMENT CAPITAL DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD (LOSS)(1)  UNREALIZED) OPERATIONS   INCOME    GAINS  BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- -------- -------------
                                                                       CLASS A
-
09/30/05      $17.69     $0.17      $ 2.22      $ 2.39     $(0.29)  $(1.78) $(2.07) $18.01   14.06%  $130,754     1.63%
09/30/06       18.01      0.15        1.89        2.04      (0.13)   (1.17)  (1.30)  18.75   12.02    121,729     1.63(4)
09/30/07       18.75      0.18        2.59        2.77      (0.16)   (2.04)  (2.20)  19.32   15.80    126,788     1.63(4)
09/30/08       19.32      0.19       (3.86)      (3.67)     (0.21)   (2.70)  (2.91)  12.74  (21.70)    77,903     1.63(4)
09/30/09       12.74      0.16       (1.88)      (1.72)     (0.23)      --   (0.23)  10.79  (13.24)    52,112     1.63(4)
03/31/10(6)    10.79      0.08        0.74(5)     0.82      (0.07)      --   (0.07)  11.54    7.67    107,752     1.63(4)(7)
                                                                       CLASS B
-
09/30/05      $16.96     $0.07      $ 2.11      $ 2.18     $(0.18)  $(1.78) $(1.96) $17.18   13.34%  $ 57,704     2.28%
09/30/06       17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.29     47,100     2.28(4)
09/30/07       17.82      0.05        2.46        2.51      (0.05)   (2.04)  (2.09)  18.24   15.07     39,355     2.28(4)
09/30/08       18.24      0.09       (3.62)      (3.53)     (0.10)   (2.70)  (2.80)  11.91  (22.16)    21,304     2.28(4)
09/30/09       11.91      0.10       (1.76)      (1.66)     (0.14)      --   (0.14)  10.11  (13.78)    11,213     2.28(4)
03/31/10(6)    10.11      0.00        0.74(5)     0.74      (0.02)      --   (0.02)  10.83    7.30     15,784     2.28(4)(7)
                                                                       CLASS C
-
09/30/05      $16.96     $0.06      $ 2.12      $ 2.18     $(0.18)  $(1.78) $(1.96) $17.18   13.34%  $ 41,095     2.28%
09/30/06       17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.30     33,849     2.28(4)
09/30/07       17.82      0.06        2.45        2.51      (0.05)   (2.04)  (2.09)  18.24   15.07     26,071     2.28(4)
09/30/08       18.24      0.09       (3.62)      (3.53)     (0.10)   (2.70)  (2.80)  11.91  (22.16)    14,194     2.28(4)
09/30/09       11.91      0.09       (1.76)      (1.67)     (0.14)      --   (0.14)  10.10  (13.86)     9,386     2.28(4)
03/31/10(6)    10.10      0.01        0.74(5)     0.75      (0.02)      --   (0.02)  10.83    7.40     24,836     2.28(4)(7)
                                                                       CLASS Z
-
09/30/05      $18.18     $0.27      $ 2.30      $ 2.57     $(0.39)  $(1.78) $(2.17) $18.58   14.77%  $ 17,307     1.06%
09/30/06       18.58      0.26        1.95        2.21      (0.19)   (1.17)  (1.36)  19.43   12.64     22,853     1.06(4)
09/30/07       19.43      0.29        2.70        2.99      (0.22)   (2.04)  (2.26)  20.16   16.48     34,644     1.06(4)
09/30/08       20.16      0.29       (4.05)      (3.76)     (0.28)   (2.70)  (2.98)  13.42  (21.28)    25,827     1.06(4)
09/30/09       13.42      0.22       (1.98)      (1.76)     (0.30)      --   (0.30)  11.36  (12.75)    21,138     1.06(4)
03/31/10(6)    11.36      0.07        0.82(5)     0.89      (0.11)      --   (0.11)  12.14    7.92     22,594     1.06(4)(7)



    RATIO
   OF NET
 INVESTMENT
INCOME (LOSS)
 TO AVERAGE    PORTFOLIO
NET ASSETS(3)  TURNOVER
-------------  ---------


    1.00%          82%
    0.88(4)       140
    0.97(4)       143
    1.23(4)       207
    1.68(4)       204
    0.69(4)(7)     67


    0.38%          82%
    0.23(4)       140
    0.31(4)       143
    0.58(4)       207
    1.06(4)       204
    0.04(4)(7)     67


    0.36%          82%
    0.23(4)       140
    0.32(4)       143
    0.58(4)       207
    1.02(4)       204
    0.05(4)(7)     67


    1.54%          82%
    1.45(4)       140
    1.54(4)       143
    1.81(4)       207
    2.20(4)       204
    1.24(4)(7)     67

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 4):

                                         09/30/05 09/30/06 09/30/07 09/30/08 09/30/09 03/31/10(6)(7)
                                         -------- -------- -------- -------- -------- --------------
Value Class A...........................   0.08%    0.08%    0.07%    0.11%    0.21%      (0.09)%
Value Class B...........................   0.14     0.10     0.11     0.14     0.29        0.02
Value Class C...........................   0.08     0.08     0.09     0.14     0.28       (0.06)
Value Class Z...........................   0.10     0.07     0.07     0.10     0.13       (0.11)

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                         09/30/06 09/30/07 09/30/08 09/30/09 03/31/10(6)(7)
                                         -------- -------- -------- -------- --------------
Value Class A...........................   0.01%    0.01%    0.03%    0.02%       0.01%
Value Class B...........................   0.01     0.01     0.03     0.02        0.01
Value Class C...........................   0.01     0.01     0.03     0.02        0.01
Value Class Z...........................   0.01     0.01     0.03     0.02        0.01

(5)Includes the effect of a merger (See Note 2).
(6)Unaudited
(7)Annualized

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                        INTERNATIONAL SMALL-CAP FUND
                                                                        ----------------------------
                                           NET GAIN
                                           (LOSS) ON
                        NET               INVESTMENTS                       DISTRI-                        NET
                       ASSET      NET        (BOTH               DIVIDENDS  BUTIONS                       ASSET
                       VALUE   INVESTMENT  REALIZED   TOTAL FROM  FROM NET   FROM   DISTRIBUTIONS  TOTAL  VALUE
                     BEGINNING   INCOME       AND     INVESTMENT INVESTMENT CAPITAL  FROM RETURN  DISTRI- END OF   TOTAL
    PERIOD ENDED     OF PERIOD (LOSS)(1)  UNREALIZED) OPERATIONS   INCOME    GAINS   OF CAPITAL   BUTIONS PERIOD RETURN(2)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------------- ------- ------ ---------
                                                                                  CLASS A
05/02/06-09/30/06(3)  $12.50     $ 0.00     $(1.45)     $(1.45)    $   --   $   --     $   --     $   --  $11.05  (11.60)%
09/30/07               11.05      (0.04)      2.99        2.95         --       --         --         --   14.00   26.70
09/30/08               14.00      (0.00)     (5.52)      (5.52)        --    (0.13)     (0.01)     (0.14)   8.34  (39.79)
09/30/09                8.34       0.01      (0.01)       0.00      (0.00)      --         --      (0.00)   8.34    0.02(6)
03/31/10(7)             8.34      (0.03)      0.40        0.37      (0.29)      --         --      (0.29)   8.42    4.57
                                                                                  CLASS B
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)    $   --   $   --     $   --     $   --  $11.02  (11.84)%
09/30/07               11.02      (0.11)      2.97        2.86         --       --         --         --   13.88   25.95
09/30/08               13.88      (0.08)     (5.45)      (5.53)        --    (0.13)     (0.01)     (0.14)   8.21  (40.21)
09/30/09                8.21      (0.04)      0.00       (0.04)        --       --         --         --    8.17   (0.49)(6)
03/31/10(7)             8.17      (0.05)      0.39        0.34      (0.22)      --         --      (0.22)   8.29    4.24
                                                                                  CLASS C
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)    $   --   $   --     $   --     $   --  $11.02  (11.84)%
09/30/07               11.02      (0.12)      2.98        2.86         --       --         --         --   13.88   25.95
09/30/08               13.88      (0.09)     (5.44)      (5.53)        --    (0.13)     (0.01)     (0.14)   8.21  (40.20)
09/30/09                8.21      (0.04)     (0.01)      (0.05)        --       --         --         --    8.16   (0.61)(6)
03/31/10(7)             8.16      (0.05)      0.39        0.34      (0.22)      --         --      (0.22)   8.28    4.24



                          RATIO
  NET                    OF NET
ASSETS    RATIO OF     INVESTMENT
END OF    EXPENSES    INCOME (LOSS)
PERIOD   TO AVERAGE    TO AVERAGE     PORTFOLIO
(000'S) NET ASSETS(5) NET ASSETS(5)   TURNOVER
------- ------------- -------------   ---------

$21,557     1.90%(4)       0.08%(4)       55%
 30,845     1.90          (0.30)          70
 16,830     1.90          (0.04)          93
 68,492     1.90           0.19          148
 64,209     1.90(4)       (0.65)(4)       47

$   583     2.55%(4)       (0.93)%(4)     55%
  1,181     2.55          (0.89)          70
    633     2.55          (0.68)          93
    313     2.55          (0.53)         148
    317     2.55(4)       (1.29)(4)       47

$ 3,363     2.55%(4)      (1.07)%(4)      55%
  5,357     2.55          (0.94)          70
  2,199     2.55          (0.78)          93
    724     2.55          (0.58)         148
    744     2.55(4)       (1.27)(4)       47

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets) (See Note 4):

                                         09/30/06(4) 09/30/07 09/30/08 09/30/09 03/31/10(4)(7)
                                         ----------- -------- -------- -------- --------------
International Small-Cap Class A.........     1.27%     0.45%    0.54%    0.31%       0.16%
International Small-Cap Class B.........    12.63      2.10     1.53     4.07        4.05
International Small-Cap Class C.........     2.88      0.77     0.77     1.68        1.82

(6)The Fund's performance was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.
(7)Unaudited

See Notes to Financial Statements

        SUNAMERICA INTERNATIONAL EQUITY FUND
        PORTFOLIO PROFILE -- MARCH 31, 2010 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Banks-Commercial....................... 10.9%
                 Diversified Banking Institutions.......  8.8
                 Electronic Components-Misc.............  4.4
                 Oil Companies-Exploration & Production.  4.4
                 Cellular Telecom.......................  3.1
                 Chemicals-Diversified..................  3.1
                 Index Fund.............................  3.1
                 Medical-Drugs..........................  3.0
                 Distribution/Wholesale.................  2.9
                 Diversified Minerals...................  2.6
                 Agricultural Chemicals.................  2.5
                 Medical Products.......................  2.3
                 Oil Companies-Integrated...............  2.2
                 Insurance-Multi-line...................  2.2
                 Steel-Producers........................  2.1
                 Cosmetics & Toiletries.................  2.0
                 Retail-Apparel/Shoe....................  2.0
                 Building-Residential/Commercial........  2.0
                 Beverages-Wine/Spirits.................  1.9
                 Food-Retail............................  1.8
                 Oil-Field Services.....................  1.8
                 Building Products-Cement...............  1.8
                 Shipbuilding...........................  1.7
                 Diversified Manufacturing Operations...  1.6
                 Telecom Services.......................  1.6
                 Transport-Services.....................  1.6
                 Enterprise Software/Service............  1.5
                 Industrial Gases.......................  1.5
                 Equity Fund-Emerging Market............  1.4
                 Diversified Operations.................  1.3
                 Import/Export..........................  1.1
                 Building Products-Air & Heating........  1.0
                 Transport-Marine.......................  1.0
                 Auto-Cars/Light Trucks.................  1.0
                 Textile-Products.......................  1.0
                 Auto/Truck Parts & Equipment-Original..  0.9
                 Computers-Memory Devices...............  0.9
                 Food-Dairy Products....................  0.9
                 Internet Application Software..........  0.8
                 Electronic Measurement Instruments.....  0.8
                 Semiconductor Equipment................  0.8
                 Machinery-Farming......................  0.8
                 Repurchase Agreement...................  0.7
                 Chemicals-Specialty....................  0.6
                 Building Products-Doors & Windows......  0.6
                 Coatings/Paint.........................  0.6
                 Metal Processors & Fabrication.........  0.6
                 Rubber/Plastic Products................  0.5
                 Retail-Building Products...............  0.3
                 Insurance-Life/Health..................  0.1
                                                         ----
                                                         98.1%
                                                         ====

COUNTRY ALLOCATION*

                 Germany................................. 17.9%
                 Japan................................... 16.5
                 United Kingdom.......................... 12.8
                 Australia...............................  6.1
                 United States...........................  5.9
                 Canada..................................  5.7
                 France..................................  4.9
                 Luxembourg..............................  4.8
                 Switzerland.............................  4.5
                 Singapore...............................  3.6
                 Italy...................................  3.6
                 Brazil..................................  3.0
                 Cayman Islands..........................  1.7
                 Taiwan..................................  1.5
                 Bermuda.................................  1.3
                 Russia..................................  1.0
                 South Korea.............................  0.8
                 India...................................  0.7
                 Turkey..................................  0.6
                 Hungary.................................  0.6
                 Ireland.................................  0.6
                                                          ----
                                                          98.1%
                                                          ====

--------
*Calculated as a percentage of net assets

        SUNAMERICA INTERNATIONAL EQUITY FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 -- (UNAUDITED)

                                                                 VALUE
                  SECURITY DESCRIPTION                SHARES    (NOTE 3)
      --------------------------------------------------------------------
      COMMON STOCK -- 90.7%
      AUSTRALIA -- 6.1%
        Asciano Group+.............................. 1,376,190 $ 2,393,121
        Australia and New Zealand Banking Group,
         Ltd........................................   133,100   3,097,451
        Incitec Pivot, Ltd.......................... 1,220,590   3,886,659
                                                               -----------
                                                                 9,377,231
                                                               -----------
      BERMUDA -- 1.3%
        Li & Fung, Ltd..............................   412,720   2,027,919
        Peace Mark Holdings, Ltd.+(1)(2)............   800,000           0
        Peregrine Investments Holdings, Ltd.+(1)(2).    91,000           0
                                                               -----------
                                                                 2,027,919
                                                               -----------
      BRAZIL -- 3.0%
        Itau Unibanco Holding SA ADR................    37,790     831,002
        MRV Engenharia e Participacoes SA...........   262,890   1,834,546
        Vale SA ADR.................................    59,010   1,899,532
                                                               -----------
                                                                 4,565,080
                                                               -----------
      CANADA -- 5.7%
        Talisman Energy, Inc........................   188,250   3,219,517
        Teck Resources, Ltd.+.......................    48,700   2,121,769
        Toronto-Dominion Bank.......................    46,738   3,483,549
                                                               -----------
                                                                 8,824,835
                                                               -----------
      CAYMAN ISLANDS -- 1.7%
        China Mengniu Dairy Co., Ltd.+..............   444,650   1,385,907
        Tencent Holdings, Ltd.......................    63,890   1,281,215
                                                               -----------
                                                                 2,667,122
                                                               -----------
      FRANCE -- 4.1%
        BNP Paribas.................................    39,666   3,046,269
        Natixis+....................................   611,900   3,301,720
                                                               -----------
                                                                 6,347,989
                                                               -----------
      GERMANY -- 15.6%
        Bayer AG....................................    42,355   2,864,917
        Deutsche Bank AG............................    88,200   6,793,834
        GEA Group AG................................    89,077   2,064,552
        HeidelbergCement AG.........................    49,651   2,769,625
        Kloeckner & Co. AG+.........................    79,900   2,361,763
        Linde AG....................................    19,606   2,339,319
        SAP AG......................................    49,100   2,378,125
        Siemens AG..................................    24,564   2,460,103
                                                               -----------
                                                                24,032,238
                                                               -----------
      HUNGARY -- 0.6%
        OTP Bank PLC+...............................    27,340     956,185
                                                               -----------
      INDIA -- 0.7%
        Dr. Reddy's Laboratories, Ltd. ADR..........    36,190   1,021,644
                                                               -----------
      IRELAND -- 0.6%
        Dragon Oil PLC+.............................   117,190     860,725
                                                               -----------

                                                              VALUE
                   SECURITY DESCRIPTION             SHARES   (NOTE 3)
        ---------------------------------------------------------------
        ITALY -- 3.6%
          Intesa Sanpaolo SpA+..................... 755,291 $ 2,813,020
          Saipem SpA...............................  71,700   2,774,513
                                                            -----------
                                                              5,587,533
                                                            -----------
        JAPAN -- 16.5%
          Central Glass Co., Ltd................... 200,000     988,341
          Daicel Chemical Industries, Ltd.......... 159,000   1,093,561
          Kaneka Corp.............................. 132,000     855,621
          Keyence Corp.............................   5,300   1,266,467
          Kubota Corp.............................. 126,000   1,148,273
          Kuraray Co., Ltd......................... 108,000   1,453,246
          Kureha Corp.............................. 147,000     712,279
          Mitsubishi UFJ Financial Group, Inc......  78,600     411,959
          Mitsui & Co., Ltd........................ 104,500   1,756,011
          Mitsui O.S.K. Lines, Ltd................. 209,000   1,500,043
          Nidec Corp...............................  17,400   1,864,884
          Nippon Paint Co., Ltd.................... 147,000     962,285
          Nissan Chemical Industries, Ltd..........  79,000   1,105,273
          Nissan Motor Co., Ltd.+.................. 173,100   1,483,079
          NTT DoCoMo, Inc..........................     332     505,688
          Omron Corp...............................  59,200   1,374,094
          Rinnai Corp..............................  28,900   1,517,799
          Sekisui Chemical Co., Ltd................ 182,000   1,234,228
          Takata Corp..............................  56,400   1,445,442
          TDK Corp.................................  20,900   1,390,502
          The Dai-ichi Life Insurance Co., Ltd.(1).      47      70,382
          Tokyo Electron, Ltd......................  18,800   1,246,764
                                                            -----------
                                                             25,386,221
                                                            -----------
        LUXEMBOURG -- 4.8%
          ArcelorMittal............................  74,293   3,260,173
          Oriflame Cosmetics SA SDR................  50,500   3,147,245
          Ternium SA ADR...........................  23,200     951,896
                                                            -----------
                                                              7,359,314
                                                            -----------
        RUSSIA -- 1.0%
          Sberbank................................. 533,310   1,562,598
                                                            -----------
        SINGAPORE -- 3.6%
          DBS Group Holdings, Ltd.................. 302,900   3,096,229
          Sembcorp Marine, Ltd..................... 846,404   2,535,068
                                                            -----------
                                                              5,631,297
                                                            -----------
        SOUTH KOREA -- 0.8%
          Samsung Electro-Mechanics Co., Ltd.......  12,823   1,303,323
                                                            -----------
        SWITZERLAND -- 4.5%
          Novartis AG..............................  67,058   3,621,920
          Zurich Financial Services AG.............  12,937   3,316,456
                                                            -----------
                                                              6,938,376
                                                            -----------
        TAIWAN -- 1.5%
          Hon Hai Precision Industry Co., Ltd. GDR. 251,571   2,306,906
                                                            -----------
        TURKEY -- 0.6%
          Turkiye Is Bankasi, Class C.............. 294,990     960,139
                                                            -----------

        SUNAMERICA INTERNATIONAL EQUITY FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 -- (UNAUDITED) (CONTINUED)


                                                                VALUE
                  SECURITY DESCRIPTION              SHARES     (NOTE 3)
       ------------------------------------------------------------------
       COMMON STOCK (CONTINUED)
       UNITED KINGDOM -- 12.8%
         BG Group PLC.............................   193,700 $  3,352,381
         Cairn Energy PLC+........................   425,385    2,691,824
         Diageo PLC...............................   177,300    2,975,722
         Kingfisher PLC...........................   144,432      469,912
         Next PLC.................................    95,100    3,122,958
         Vodafone Group PLC....................... 1,878,200    4,332,253
         WM Morrison Supermarkets PLC.............   634,600    2,826,419
                                                             ------------
                                                               19,771,469
                                                             ------------
       UNITED STATES -- 1.6%
         Virgin Media, Inc........................   141,200    2,437,112
                                                             ------------
       TOTAL COMMON STOCK
          (cost $130,012,923).....................            139,925,256
                                                             ------------
       EXCHANGE-TRADED FUNDS -- 4.4%
       FRANCE -- 0.8%
         streetTRACKS MSCI Europe+................     8,430    1,238,340
                                                             ------------
       UNITED STATES -- 3.6%
         iShares MSCI Canada Index Fund...........   124,068    3,460,256
         iShares MSCI Emerging Markets Index Fund.    50,580    2,130,430
                                                             ------------
                                                                5,590,686
                                                             ------------
       TOTAL EXCHANGE-TRADED FUNDS
          (cost $6,526,638).......................              6,829,026
                                                             ------------

                                                        SHARES/
                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT     (NOTE 3)
   -------------------------------------------------------------------------
   PREFERRED STOCK -- 2.3%
   GERMANY -- 2.3%
     Fresenius SE
      (cost $2,750,192)...............................   46,986  $  3,547,507
                                                                 ------------
   TOTAL LONG-TERM INVESTMENT SECURITIES
      (cost $139,289,753).............................            150,301,789
                                                                 ------------
   REPURCHASE AGREEMENT -- 0.7%
     Agreement with State Street Bank and Trust Co.,
      bearing interest at 0.00%, dated 03/31/10, to
      be repurchased 04/01/10 in the amount of
      $984,000 and collateralized by $985,000 of
      Federal Home Loan Bank Notes, bearing
      interest at 4.38% due 09/17/10 and having
      approximate value of $1,005,193
      (cost $984,000)................................. $984,000       984,000
                                                                 ------------
   TOTAL INVESTMENTS --
      (cost $140,273,753)(3)..........................     98.1%  151,285,789
   Other assets less liabilities......................      1.9     2,993,459
                                                       --------  ------------
   NET ASSETS --                                          100.0% $154,279,248
                                                       ========  ============

--------
+    Non-income producing security
(1) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(2) Illiquid security. At March 31, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt
GDR --Global Depository Receipt
SDR --Swedish Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010 (see Note 3):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                  --------------------- ----------------- ---------------------- ------------
Long-Term Investment Securities:
  Common Stock:
   Australia.....................     $  9,377,231          $     --             $    --         $  9,377,231
   Canada........................        8,824,835                --                  --            8,824,835
   Germany.......................       24,032,238                --                  --           24,032,238
   Japan.........................       25,315,839                --              70,382           25,386,221
   United Kingdom................       19,771,469                --                  --           19,771,469
   Other Countries*..............       52,533,262                --                   0           52,533,262
  Exchange-Traded Funds..........        6,829,026                --                  --            6,829,026
  Preferred Stock................        3,547,507                --                  --            3,547,507
Repurchase Agreement.............               --           984,000                  --              984,000
                                      ------------          --------             -------         ------------
TOTAL                                 $150,231,407          $984,000             $70,382         $151,285,789
                                      ============          ========             =======         ============

--------
* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                           COMMON STOCK
                                                           ------------
         Balance as of 9/30/2009..........................   $     0
         Accrued discounts/premiums.......................        --
         Realized gain (loss).............................        --
         Change in unrealized appreciation (depreciation).      (607)
         Net purchases (sales)............................    70,989
         Transfers in and/or out of Level 3...............        --
                                                             -------
         Balance as of 3/31/2010..........................   $70,382
                                                             =======

See Notes to Financial Statements

        SUNAMERICA VALUE FUND
        PORTFOLIO PROFILE -- MARCH 31, 2010 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Oil Companies-Integrated............... 10.8%
                 Diversified Banking Institutions.......  9.2
                 Aerospace/Defense......................  5.5
                 Medical-Drugs..........................  4.9
                 Electric-Integrated....................  4.0
                 Telephone-Integrated...................  3.7
                 Multimedia.............................  3.2
                 Diversified Manufacturing Operations...  3.2
                 Banks-Super Regional...................  3.1
                 Oil Companies-Exploration & Production.  3.1
                 Insurance-Multi-line...................  3.0
                 Retail-Discount........................  3.0
                 Food-Misc..............................  3.0
                 Oil & Gas Drilling.....................  2.2
                 Medical Products.......................  2.1
                 Computers..............................  2.0
                 Aerospace/Defense-Equipment............  2.0
                 Transport-Rail.........................  1.9
                 Cable/Satellite TV.....................  1.7
                 Retail-Restaurants.....................  1.6
                 Retail-Building Products...............  1.6
                 Finance-Credit Card....................  1.6
                 Beverages-Non-alcoholic................  1.5
                 Medical Instruments....................  1.5
                 Medical-HMO............................  1.5
                 Cosmetics & Toiletries.................  1.4
                 Investment Management/Advisor Services.  1.3
                 Electronic Components-Semiconductors...  1.2
                 Enterprise Software/Service............  1.1
                 E-Commerce/Services....................  1.1
                 Tobacco................................  1.1
                 Chemicals-Diversified..................  1.1
                 Retail-Drug Store......................  1.1
                 Industrial Gases.......................  1.1
                 Semiconductor Equipment................  1.1
                 Insurance-Property/Casualty............  1.1
                 Oil-Field Services.....................  1.1
                 Applications Software..................  1.0
                 Networking Products....................  1.0
                 Metal-Copper...........................  1.0
                 Repurchase Agreement...................  0.7
                                                         ----
                                                         98.4%
                                                         ====

--------
*Calculated as a percentage of net assets

        SUNAMERICA VALUE FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 -- (UNAUDITED)


                                                                VALUE
                   SECURITY DESCRIPTION               SHARES   (NOTE 3)
       ------------------------------------------------------------------
       COMMON STOCK -- 97.7%
       AEROSPACE/DEFENSE -- 5.5%
         General Dynamics Corp.......................  36,400 $ 2,810,080
         Raytheon Co.................................  81,700   4,666,704
         Spirit Aerosystems Holdings, Inc., Class A+.  80,000   1,870,400
                                                              -----------
                                                                9,347,184
                                                              -----------
       AEROSPACE/DEFENSE-EQUIPMENT -- 2.0%
         United Technologies Corp....................  46,400   3,415,504
                                                              -----------
       APPLICATIONS SOFTWARE -- 1.0%
         Microsoft Corp..............................  60,000   1,756,200
                                                              -----------
       BANKS-SUPER REGIONAL -- 3.1%
         Wells Fargo & Co............................ 172,400   5,365,088
                                                              -----------
       BEVERAGES-NON-ALCOHOLIC -- 1.5%
         PepsiCo, Inc................................  40,000   2,646,400
                                                              -----------
       CABLE/SATELLITE TV -- 1.7%
         Comcast Corp., Class A...................... 151,600   2,853,112
                                                              -----------
       CHEMICALS-DIVERSIFIED -- 1.1%
         E.I. du Pont de Nemours & Co................  50,000   1,862,000
                                                              -----------
       COMPUTERS -- 2.0%
         Hewlett-Packard Co..........................  32,900   1,748,635
         International Business Machines Corp........  13,300   1,705,725
                                                              -----------
                                                                3,454,360
                                                              -----------
       COSMETICS & TOILETRIES -- 1.4%
         The Procter & Gamble Co.....................  38,700   2,448,549
                                                              -----------
       DIVERSIFIED BANKING INSTITUTIONS -- 9.2%
         Bank of America Corp........................ 217,100   3,875,235
         Citigroup, Inc.+............................ 500,000   2,025,000
         JPMorgan Chase & Co......................... 120,100   5,374,475
         Morgan Stanley..............................  85,600   2,507,224
         The Goldman Sachs Group, Inc................  11,100   1,893,993
                                                              -----------
                                                               15,675,927
                                                              -----------
       DIVERSIFIED MANUFACTURING OPERATIONS -- 3.2%
         General Electric Co......................... 303,200   5,518,240
                                                              -----------
       E-COMMERCE/SERVICES -- 1.1%
         eBay, Inc.+.................................  70,000   1,886,500
                                                              -----------
       ELECTRIC-INTEGRATED -- 4.0%
         Entergy Corp................................  30,000   2,440,500
         FPL Group, Inc..............................  53,200   2,571,156
         PG&E Corp...................................  45,000   1,908,900
                                                              -----------
                                                                6,920,556
                                                              -----------
       ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.2%
         Intel Corp..................................  88,700   1,974,462
                                                              -----------
       ENTERPRISE SOFTWARE/SERVICE -- 1.1%
         Oracle Corp.................................  75,000   1,926,750
                                                              -----------
       FINANCE-CREDIT CARD -- 1.6%
         Discover Financial Services................. 180,000   2,682,000
                                                              -----------
       FOOD-MISC. -- 3.0%
         H.J. Heinz Co...............................  53,400   2,435,574
         Kraft Foods, Inc., Class A..................  88,500   2,676,240
                                                              -----------
                                                                5,111,814
                                                              -----------

                                                            VALUE
                   SECURITY DESCRIPTION           SHARES   (NOTE 3)
          -----------------------------------------------------------
          INDUSTRIAL GASES -- 1.1%
            Praxair, Inc.........................  22,000 $ 1,826,000
                                                          -----------
          INSURANCE-MULTI-LINE -- 3.0%
            Assurant, Inc........................  65,000   2,234,700
            The Allstate Corp....................  91,000   2,940,210
                                                          -----------
                                                            5,174,910
                                                          -----------
          INSURANCE-PROPERTY/CASUALTY -- 1.1%
            Chubb Corp...........................  35,000   1,814,750
                                                          -----------
          INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 1.3%
            Invesco, Ltd......................... 100,000   2,191,000
                                                          -----------
          MEDICAL INSTRUMENTS -- 1.5%
            Medtronic, Inc.......................  56,000   2,521,680
                                                          -----------
          MEDICAL PRODUCTS -- 2.1%
            Johnson & Johnson....................  55,300   3,605,560
                                                          -----------
          MEDICAL-DRUGS -- 4.9%
            Abbott Laboratories..................  45,600   2,402,208
            Merck & Co., Inc.....................  70,000   2,614,500
            Pfizer, Inc.......................... 200,000   3,430,000
                                                          -----------
                                                            8,446,708
                                                          -----------
          MEDICAL-HMO -- 1.5%
            UnitedHealth Group, Inc..............  76,700   2,505,789
                                                          -----------
          METAL-COPPER -- 1.0%
            Freeport-McMoRan Copper & Gold, Inc..  20,000   1,670,800
                                                          -----------
          MULTIMEDIA -- 3.2%
            The Walt Disney Co...................  80,000   2,792,800
            Viacom, Inc., Class B+...............  80,000   2,750,400
                                                          -----------
                                                            5,543,200
                                                          -----------
          NETWORKING PRODUCTS -- 1.0%
            Cisco Systems, Inc.+.................  66,900   1,741,407
                                                          -----------
          OIL & GAS DRILLING -- 2.2%
            Noble Corp...........................  45,000   1,881,900
            Transocean, Ltd.+....................  21,800   1,883,084
                                                          -----------
                                                            3,764,984
                                                          -----------
          OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.1%
            Apache Corp..........................  16,000   1,624,000
            Devon Energy Corp....................  25,000   1,610,750
            Occidental Petroleum Corp............  25,000   2,113,500
                                                          -----------
                                                            5,348,250
                                                          -----------
          OIL COMPANIES-INTEGRATED -- 10.8%
            Chevron Corp.........................  67,100   5,088,193
            ConocoPhillips.......................  69,200   3,540,964
            Exxon Mobil Corp.....................  81,100   5,432,078
            Hess Corp............................  30,000   1,876,500
            Marathon Oil Corp....................  79,600   2,518,544
                                                          -----------
                                                           18,456,279
                                                          -----------
          OIL-FIELD SERVICES -- 1.1%
            Halliburton Co.......................  60,000   1,807,800
                                                          -----------
          RETAIL-BUILDING PRODUCTS -- 1.6%
            Lowe's Cos., Inc..................... 110,800   2,685,792
                                                          -----------

        SUNAMERICA VALUE FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 -- (UNAUDITED) (CONTINUED)


                                                           VALUE
                   SECURITY DESCRIPTION          SHARES   (NOTE 3)
            -------------------------------------------------------
            COMMON STOCK (CONTINUED)
            RETAIL-DISCOUNT -- 3.0%
              Target Corp.......................  47,400 $2,493,240
              Wal-Mart Stores, Inc..............  48,200  2,679,920
                                                         ----------
                                                          5,173,160
                                                         ----------
            RETAIL-DRUG STORE -- 1.1%
              CVS Caremark Corp.................  50,000  1,828,000
                                                         ----------
            RETAIL-RESTAURANTS -- 1.6%
              McDonald's Corp...................  40,900  2,728,848
                                                         ----------
            SEMICONDUCTOR EQUIPMENT -- 1.1%
              Applied Materials, Inc............ 135,000  1,819,800
                                                         ----------
            TELEPHONE-INTEGRATED -- 3.7%
              AT&T, Inc......................... 141,950  3,667,988
              Verizon Communications, Inc.......  87,400  2,711,148
                                                         ----------
                                                          6,379,136
                                                         ----------
            TOBACCO -- 1.1%
              Philip Morris International, Inc..  36,000  1,877,760
                                                         ----------

                                                 SHARES/
                                                PRINCIPAL     VALUE
                SECURITY DESCRIPTION             AMOUNT      (NOTE 3)
        ---------------------------------------------------------------
        TRANSPORT-RAIL -- 1.9%
          Union Pacific Corp..................     45,000  $  3,298,500
                                                           ------------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $154,281,995)................              167,054,759
                                                           ------------
        REPURCHASE AGREEMENT -- 0.7%
          State Street Bank and Trust Co.
           Joint Repurchase Agreement(1)
           (cost $1,206,000).................. $1,206,000     1,206,000
                                                           ------------
        TOTAL INVESTMENTS --
           (cost $155,487,995)(2).............       98.4%  168,260,759
        Other assets less liabilities.........        1.6     2,705,817
                                               ----------  ------------
        NET ASSETS --                               100.0% $170,966,576
                                               ==========  ============

--------
+  Non-income producing security
(1)See Note 3 for details of Joint Repurchase Agreement.
(2)See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010 (see Note 3):

                                      LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                          QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                      --------------------- ----------------- ---------------------- ------------
Long-Term Investment Securities:
  Common Stock:
   Aerospace/Defense.................     $  9,347,184         $       --              $--           $  9,347,184
   Diversified Banking Institutions..       15,675,927                 --               --             15,675,927
   Oil Companies-Integrated..........       18,456,279                 --               --             18,456,279
   Other Industries*.................      123,575,369                 --               --            123,575,369
Repurchase Agreement.................               --          1,206,000               --              1,206,000
                                          ------------         ----------              ---           ------------
TOTAL                                     $167,054,759         $1,206,000              $--           $168,260,759
                                          ============         ==========              ===           ============

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        SUNAMERICA INTERNATIONAL SMALL-CAP FUND
        PORTFOLIO PROFILE -- MARCH 31, 2010 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                Index Fund............................... 10.3%
                Banks-Commercial.........................  4.3
                Time Deposit.............................  3.3
                Electronic Components-Misc...............  3.1
                Auto/Truck Parts & Equipment-Original....  3.0
                Diversified Manufacturing Operations.....  2.7
                Food-Misc................................  2.3
                Medical-Drugs............................  2.1
                Electronic Components-Semiconductors.....  1.8
                Chemicals-Diversified....................  1.8
                Oil Companies-Exploration & Production...  1.6
                Finance-Other Services...................  1.6
                Internet Content-Information/News........  1.6
                Transport-Services.......................  1.5
                Investment Management/Advisor Services...  1.4
                Machinery-General Industrial.............  1.4
                Paper & Related Products.................  1.3
                Diversified Minerals.....................  1.3
                Machinery-Material Handling..............  1.3
                Machinery-Electrical.....................  1.3
                Distribution/Wholesale...................  1.3
                Beverages-Non-alcoholic..................  1.3
                Retail-Misc./Diversified.................  1.3
                Insurance-Life/Health....................  1.3
                Publishing-Newspapers....................  1.2
                Telecom Services.........................  1.2
                Diagnostic Kits..........................  1.2
                Building & Construction-Misc.............  1.2
                Computer Services........................  1.2
                Oil-Field Services.......................  1.2
                Hotels/Motels............................  1.2
                Theaters.................................  1.2
                Metal Processors & Fabrication...........  1.1
                Computers-Periphery Equipment............  1.1
                Retail-Apparel/Shoe......................  1.0
                Auto/Truck Parts & Equipment-Replacement.  1.0
                Electric Products-Misc...................  0.9
                Entertainment Software...................  0.9
                Motorcycle/Motor Scooter.................  0.8
                Insurance-Property/Casualty..............  0.8
                Retail-Restaurants.......................  0.8
                Cosmetics & Toiletries...................  0.8
                Applications Software....................  0.8
                Electronic Security Devices..............  0.8
                Human Resources..........................  0.8
                Food-Meat Products.......................  0.8
                Building-Residential/Commercial..........  0.8
                Alternative Waste Technology.............  0.7
                Real Estate Operations & Development.....  0.7
                Containers-Paper/Plastic.................  0.7
                Apparel Manufacturers....................  0.7
                Agricultural Operations..................  0.7
                Pipelines................................  0.7
                Internet Infrastructure Software.........  0.6
                Commercial Services......................  0.6
                Machinery-Construction & Mining..........  0.6
                E-Commerce/Services......................  0.6
                Medical Labs & Testing Services..........  0.6
                Auto-Cars/Light Trucks...................  0.6
                Electronic Connectors....................  0.6

                  Medical Products....................   0.6
                  Transport-Truck.....................   0.6
                  Retail-Sporting Goods...............   0.6
                  Food-Dairy Products.................   0.6
                  Audio/Video Products................   0.5
                  Power Converter/Supply Equipment....   0.5
                  Machine Tools & Related Products....   0.5
                  Coatings/Paint......................   0.5
                  Advanced Materials..................   0.5
                  Retail-Bookstores...................   0.5
                  Real Estate Investment Trusts.......   0.5
                  Diversified Operations..............   0.5
                  Computers-Integrated Systems........   0.5
                  Transport-Marine....................   0.5
                  Computers...........................   0.4
                  Water Treatment Systems.............   0.4
                  Coal................................   0.4
                  Medical-Nursing Homes...............   0.4
                  Food-Retail.........................   0.4
                  Real Estate Management/Services.....   0.4
                  Venture Capital.....................   0.4
                  Electronic Measurement Instruments..   0.4
                  Finance-Credit Card.................   0.3
                  Telecommunication Equipment.........   0.3
                  E-Services/Consulting...............   0.3
                  Direct Marketing....................   0.3
                  Medical-Wholesale Drug Distribution.   0.3
                  Consulting Services.................   0.2
                  Cellular Telecom....................   0.2
                  Mining Services.....................   0.2
                  Miscellaneous Manufacturing.........   0.2
                  Machinery-Pumps.....................   0.2
                  Machinery-Thermal Process...........   0.2
                  Textile-Products....................   0.2
                  Batteries/Battery Systems...........   0.2
                  Medical Instruments.................   0.2
                  Finance-Investment Banker/Broker....   0.2
                  Medical Information Systems.........   0.2
                  Retail-Discount.....................   0.2
                  Travel Services.....................   0.2
                  Rental Auto/Equipment...............   0.2
                  Mining..............................   0.2
                  Investment Companies................   0.1
                  Retail-Toy Stores...................   0.1
                  Engines-Internal Combustion.........   0.1
                                                       -----
                                                       100.8%
                                                       =====

--------
*Calculated as a percentage of net assets

        SUNAMERICA INTERNATIONAL SMALL-CAP FUND
        PORTFOLIO PROFILE -- MARCH 31, 2010 -- (UNAUDITED) (CONTINUED)


COUNTRY ALLOCATION*

                             Japan..........  19.0%
                             United Kingdom.   8.8
                             Luxembourg.....   7.7
                             United States..   6.7
                             Australia......   6.1
                             Cayman Islands.   5.6
                             Switzerland....   4.9
                             Italy..........   4.6
                             France.........   4.2
                             South Korea....   4.1
                             Bermuda........   3.8
                             Finland........   3.4
                             Germany........   2.6
                             Ireland........   2.5
                             Hong Kong......   2.2
                             Taiwan.........   1.8
                             China..........   1.7
                             Indonesia......   1.7
                             Singapore......   1.7
                             Sweden.........   1.2
                             Portugal.......   1.2
                             Belgium........   1.2
                             Guernsey.......   1.0
                             Netherlands....   0.8
                             Norway.........   0.8
                             Thailand.......   0.5
                             Malaysia.......   0.4
                             Mauritius......   0.3
                             New Zealand....   0.2
                             Spain..........   0.1
                                             -----
                                             100.8%
                                             =====

--------
*Calculated as a percentage of net assets

        SUNAMERICA INTERNATIONAL SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 -- (UNAUDITED)

                                                                   VALUE
                   SECURITY DESCRIPTION                  SHARES   (NOTE 3)
     ---------------------------------------------------------------------
     COMMON STOCK -- 85.9%
     AUSTRALIA -- 6.1%
       Asciano Group+................................... 175,640 $  305,429
       Bendigo and Adelaide Bank, Ltd...................  59,997    550,563
       Billabong International, Ltd.....................  12,012    124,558
       carsales.com.au, Ltd.+...........................  74,959    370,069
       Centamin Egypt, Ltd.+............................ 423,745    872,917
       Centennial Coal Co., Ltd.........................  71,974    281,360
       CSR, Ltd......................................... 409,581    622,035
       Domino's Pizza Enterprises, Ltd..................  40,499    199,570
       Emeco Holdings, Ltd.............................. 190,000    106,356
       Mineral Resources, Ltd...........................  22,000    149,999
       Nufarm, Ltd......................................  25,519    192,726
       Premier Investments, Ltd.........................   9,394     65,515
       South Australia Coal Corp.(1)....................  11,316      1,038
       Webjet, Ltd......................................  46,563    107,676
                                                                 ----------
                                                                  3,949,811
                                                                 ----------
     BELGIUM -- 1.2%
       Kinepolis Group NV...............................  13,866    759,238
                                                                 ----------
     BERMUDA -- 3.8%
       China Gas Holdings, Ltd.......................... 774,000    434,638
       China Yurun Food Group, Ltd......................  77,000    235,039
       Digital China Holdings, Ltd...................... 328,000    553,408
       Lancashire Holdings, Ltd.........................  75,360    550,523
       Pacific Basin Shipping, Ltd...................... 182,000    144,395
       Peace Mark Holdings, Ltd.+(1)(2).................   8,000          0
       Ports Design, Ltd................................ 131,000    330,695
       Rexcapital Financial Holdings, Ltd.+............. 850,000    121,519
       Texwinca Holdings, Ltd........................... 114,000    125,831
                                                                 ----------
                                                                  2,496,048
                                                                 ----------
     CAYMAN ISLANDS -- 5.6%
       AAC Acoustic Technologies Holdings, Inc.......... 448,000    748,951
       Agile Property Holdings, Ltd..................... 230,000    314,003
       China Dongxiang Group Co......................... 403,000    289,108
       China High Speed Transmission Equipment Group
        Co., Ltd........................................ 152,000    335,940
       China Mengniu Dairy Co., Ltd.+................... 123,000    383,372
       Foxconn International Holdings, Ltd.+............ 187,000    197,736
       Fufeng Group, Ltd................................ 254,000    168,804
       Li Ning Co., Ltd.................................  79,000    286,422
       Shenguan Holdings Group, Ltd..................... 530,000    510,597
       Shui On Land, Ltd................................ 299,000    152,499
       Xinyi Glass Holding Co., Ltd..................... 264,000    240,734
                                                                 ----------
                                                                  3,628,166
                                                                 ----------
     CHINA -- 1.7%
       Beijing Jingkelong Supermarket Chain Group Co.,
        Ltd............................................. 269,000    273,356
       Weichai Power Co., Ltd...........................  46,000    384,506
       Zhuzhou CSR Times Electric Co., Ltd.............. 248,000    468,898
                                                                 ----------
                                                                  1,126,760
                                                                 ----------
     FINLAND -- 3.4%
       Konecranes Oyj...................................  25,042    739,709
       Oriola-KD Oyj Series B........................... 115,628    760,562
       Pohjola Bank PLC, Class A........................  66,243    744,400
                                                                 ----------
                                                                  2,244,671
                                                                 ----------

                                                               VALUE
                  SECURITY DESCRIPTION              SHARES    (NOTE 3)
        ---------------------------------------------------------------
        FRANCE -- 3.3%
          GameLoft................................   121,342 $  585,090
          SOITEC+.................................    51,424    792,491
          Sopra Group SA..........................    10,896    779,690
                                                             ----------
                                                              2,157,271
                                                             ----------
        GERMANY -- 1.3%
          Rheinmetall AG..........................    11,771    843,098
                                                             ----------
        GUERNSEY -- 1.0%
          Stobart Group, Ltd......................   304,751    665,479
                                                             ----------
        HONG KONG -- 2.2%
          China Everbright International, Ltd.....   926,000    471,095
          Dah Sing Banking Group, Ltd.............   118,400    161,948
          Denway Motors, Ltd......................   748,000    398,844
          Shanghai Industrial Holdings, Ltd.......    15,000     68,777
          Techtronic Industries Co................   397,500    322,536
                                                             ----------
                                                              1,423,200
                                                             ----------
        INDONESIA -- 1.7%
          PT BW Plantation Tbk.................... 2,829,000    230,063
          PT Delta Dunia Makmur Tbk...............   899,500    105,771
          PT Indofood Sukses Makmur Tbk........... 1,202,500    498,867
          PT United Tractors Tbk..................   144,666    291,733
                                                             ----------
                                                              1,126,434
                                                             ----------
        ITALY -- 4.6%
          Amplifon SpA............................   161,507    831,657
          DiaSorin SpA............................    20,898    786,655
          Gruppo Editoriale L'Espresso SpA........   281,113    795,441
          Piaggio & C SpA.........................   173,893    554,290
                                                             ----------
                                                              2,968,043
                                                             ----------
        JAPAN -- 19.0%
          Acrodea, Inc.+..........................        45     64,499
          Ahresty Corp............................     8,700     90,546
          Ain Pharmaciez, Inc.....................    13,800    403,121
          Amiyaki Tei Co., Ltd....................        21     60,311
          Asahi Intecc Co., Ltd...................     4,700     74,353
          Axell Corp..............................    11,500    412,691
          Benefit One, Inc........................       182    139,386
          CanBas Co., Ltd.+.......................     3,400     52,078
          Chugoku Marine Paints, Ltd..............    46,000    316,376
          Credit Saison Co., Ltd..................    13,500    209,381
          Dai-ichi Seiko Co., Ltd.................     7,900    258,573
          Daihatsu Diesel Manufacturing Co., Ltd..    16,000     59,044
          Daiseki Co., Ltd........................     9,200    191,597
          Don Quijote Co., Ltd....................     4,600    114,840
          Doshisha Co., Ltd.......................     5,500    142,721
          en-japan, Inc...........................       223    298,160
          Enplas Corp.............................     4,700     92,452
          EPS Co., Ltd............................        86    208,722
          Foster Electric Co., Ltd................    12,300    341,542
          FP Corp.................................    10,000    457,268
          Funai Electric Co., Ltd.................     3,200    134,859
          GCA Savvian Group Corp..................       136    129,323
          Hajime Construction Co., Ltd............     8,700    288,480
          HIRANO TECSEED Co., Ltd.................    11,000    127,308
          H.I.S. Co., Ltd.........................     5,600    114,707

        SUNAMERICA INTERNATIONAL SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 -- (UNAUDITED) (CONTINUED)

                                                              VALUE
                   SECURITY DESCRIPTION             SHARES   (NOTE 3)
        ---------------------------------------------------------------
        COMMON STOCK (CONTINUED)
          Hisamitsu Pharmaceutical Co., Inc........   1,900 $    70,623
          Intage, Inc..............................   5,100      87,337
          Iriso Electronics Co., Ltd...............   8,100     133,946
          Jafco Co., Ltd...........................   9,300     244,213
          Japan Electronic Materials Corp..........   6,000      39,469
          Kakaku.com, Inc..........................      81     293,711
          Koito Manufacturing Co., Ltd.............  23,000     341,470
          Kokusai Co., Ltd.........................  26,800     151,071
          MACROMILL, Inc...........................     127     183,660
          Mani, Inc................................   8,000     314,044
          Matsuda Sangyo Co., Ltd..................   8,500     158,017
          Message Co., Ltd.........................     129     276,931
          MICRONICS JAPAN CO., LTD.................   5,300      92,236
          Modec, Inc...............................   6,900     123,770
          Moshi Moshi Hotline, Inc.................   6,400     122,332
          Nichi-iko Pharmaceutical Co., Ltd........   8,400     236,034
          Nihon M&A Center, Inc....................      22      75,420
          Nishimatsuya Chain Co., Ltd..............  36,200     376,365
          Nomura Real Estate Holdings, Inc.........   6,200      95,629
          Osaka Securities Exchange Co., Ltd.......      48     251,064
          Otsuka Corp..............................   4,800     304,974
          OUTSOURCING, Inc.........................     242      89,045
          Proto Corp.+.............................  10,400     352,637
          Roland DG Corp...........................   9,400     167,006
          Sintokogio, Ltd..........................   8,200      68,151
          Software Service, Inc....................   8,100     121,210
          Sysmex Corp..............................   2,100     123,093
          Taiko Pharmaceutical Co., Ltd............   4,000      64,392
          Teikoku Electric Manufacturing Co., Ltd..   6,100     130,430
          The Hiroshima Bank, Ltd..................  20,000      84,501
          Tocalo Co., Ltd..........................  13,400     279,782
          Toho Holdings Co., Ltd...................  13,400     175,437
          Token Corp...............................   7,530     215,212
          TOKYU LIVABLE, Inc.......................  17,100     155,837
          Toridoll.corp............................     160     288,886
          Towa Corp.+..............................  17,100     132,059
          Tri-Stage, Inc.+.........................   2,000      53,311
          Union Tool Co............................   4,400     123,072
          Unipres Corp.............................   4,500      63,536
          Village Vanguard Co., Ltd................      77     314,622
          VSN, Inc.................................  10,000      65,462
          Works Applications Co., Ltd..............     697     465,213
          Yamaguchi Financial Group, Inc...........  12,000     131,308
                                                            -----------
                                                             12,418,856
                                                            -----------
        LUXEMBOURG -- 1.2%
          Acergy SA................................  42,373     774,994
                                                            -----------
        MALAYSIA -- 0.4%
          IJM Corp. Bhd............................ 158,760     237,507
                                                            -----------
        MAURITIUS -- 0.3%
          Golden Agri-Resources, Ltd.+............. 526,670     218,356
                                                            -----------
        NETHERLANDS -- 0.8%
          Smartrac NV+.............................  24,116     524,414
                                                            -----------
        NEW ZEALAND -- 0.2%
          Kathmandu Holdings, Ltd.+................  55,000      95,390
                                                            -----------

                                                                VALUE
                   SECURITY DESCRIPTION              SHARES    (NOTE 3)
        ----------------------------------------------------------------
        NORWAY -- 0.8%
          Norwegian Energy Co. AS+.................   166,454 $  515,337
                                                              ----------
        PORTUGAL -- 1.2%
          Altri SGPS SA+...........................   113,001    760,072
                                                              ----------
        SINGAPORE -- 1.7%
          CapitaCommercial Trust...................   407,000    314,207
          Epure International, Ltd.................   423,000    285,740
          Ezra Holdings, Ltd.......................    94,000    158,576
          Venture Corp., Ltd.......................    58,000    361,528
                                                              ----------
                                                               1,120,051
                                                              ----------
        SOUTH KOREA -- 4.1%
          Cheil Industries, Inc....................     5,330    301,018
          Glovis Co., Ltd..........................     4,457    387,617
          Hansol Paper Co., Ltd.+..................    13,670    124,443
          Hyundai Mobis............................     3,372    447,037
          LG Household & Health Care, Ltd..........     2,021    540,327
          SODIFF Advanced Materials Co., Ltd.......     4,201    315,599
          Sungwoo Hitech Co., Ltd..................    23,102    306,271
          Taewoong Co., Ltd........................     4,115    257,494
                                                              ----------
                                                               2,679,806
                                                              ----------
        SPAIN -- 0.1%
          Imaginarium SA+..........................    15,982     60,657
                                                              ----------
        SWEDEN -- 1.2%
          AarhusKarlshamn AB.......................    28,320    768,734
                                                              ----------
        SWITZERLAND -- 4.9%
          EFG International AG.....................    46,175    801,406
          Implenia AG+.............................    27,829    786,518
          Partners Group Holding AG................     5,668    802,572
          Sulzer AG................................     8,490    825,327
                                                              ----------
                                                               3,215,823
                                                              ----------
        TAIWAN -- 1.8%
          Advantech Co., Ltd.......................    61,000    130,228
          Chicony Electronics Co., Ltd.............   198,318    527,674
          Far EasTone Telecommunications Co., Ltd..   133,000    159,141
          Shin Zu Shing Co., Ltd...................    21,884     93,027
          Simplo Technology Co., Ltd...............    22,000    125,386
          Wistron Corp.............................    90,058    163,623
                                                              ----------
                                                               1,199,079
                                                              ----------
        THAILAND -- 0.5%
          TMB Bank PCL (Foreign Shares)+(3)........ 7,856,300    340,152
                                                              ----------
        UNITED KINGDOM -- 8.8%
          Britvic PLC..............................   119,002    837,916
          Chemring Group PLC.......................    15,658    786,727
          Croda International PLC..................    56,178    798,793
          Dana Petroleum PLC+......................    28,647    522,531
          IG Group Holdings PLC....................   126,730    773,482
          Millennium & Copthorne Hotels PLC........   103,490    761,830
          Robert Walters PLC.......................   131,650    449,502
          St James's Place PLC.....................   209,563    828,420
                                                              ----------
                                                               5,759,201
                                                              ----------

        SUNAMERICA INTERNATIONAL SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2010 -- (UNAUDITED) (CONTINUED)


                                                                   VALUE
                   SECURITY DESCRIPTION                   SHARES  (NOTE 3)
   ------------------------------------------------------------------------
   COMMON STOCK (CONTINUED)
   UNITED STATES -- 3.0%
     AsiaInfo Holdings, Inc.............................. 16,100 $   426,328
     Autoliv, Inc.+...................................... 14,986     772,229
     Virgin Media, Inc................................... 45,708     788,920
                                                                 -----------
                                                                   1,987,477
                                                                 -----------
   TOTAL COMMON STOCK
      (cost $44,564,596).................................         56,064,125
                                                                 -----------
   EXCHANGE-TRADED FUNDS -- 10.3%
   FRANCE -- 0.9%
     Lyxor ETF Eastern Europe............................ 21,786     604,983
                                                                 -----------
   IRELAND -- 2.5%
     iShares MSCI Latin America Fund..................... 61,745   1,674,861
                                                                 -----------
   LUXEMBOURG -- 6.5%
     db x-trackers-MSCI Emerging Latin America
      TRN Index ETF...................................... 32,415   1,957,866
     db x-trackers-MSCI Emerging Markets
      TRN Index ETF...................................... 70,038   2,267,130
                                                                 -----------
                                                                   4,224,996
                                                                 -----------
   UNITED STATES -- 0.4%
     iShares MSCI Israel Capped Investable Market Index
      Fund...............................................  4,320     254,275
                                                                 -----------
   TOTAL EXCHANGE-TRADED FUNDS
      (cost $4,682,172)..................................          6,759,115
                                                                 -----------

                                                      SHARES/
                                                     PRINCIPAL     VALUE
                SECURITY DESCRIPTION                  AMOUNT      (NOTE 3)
   ------------------------------------------------------------------------
   PREFERRED STOCK -- 1.3%
   GERMANY -- 1.3%
     Jungheinrich AG
      (cost $786,086)..............................     37,212  $   867,997
                                                                -----------
   WARRANTS+ -- 0.0%
   MAURITIUS -- 0.0%
     Golden Agri-Resources, Ltd.
      Expires 07/23/12
      (strike price $0.54)
      (cost $0)....................................     18,172        1,624
                                                                -----------
   TOTAL LONG-TERM INVESTMENT SECURITIES
      (cost $50,032,854)...........................              63,692,861
                                                                -----------
   SHORT-TERM INVESTMENT SECURITIES -- 3.3%
   TIME DEPOSIT -- 3.3%
     Euro Time Deposit with State Street Bank and
      Trust Co. 0.01% due 04/01/10
      (cost $2,130,000)............................ $2,130,000    2,130,000
                                                                -----------
   TOTAL INVESTMENTS --
      (cost $52,162,854)(4)........................      100.8%  65,822,861
   Liabilities in excess of other assets...........       (0.8)    (552,951)
                                                    ----------  -----------
   NET ASSETS --                                         100.0% $65,269,910
                                                    ==========  ===========

--------
+    Non-income producing security
(1) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs. See Note 3.
(2) Illiquid security. At March 31, 2010, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3) Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs. See Note 3.
(4)  See Note 7 for cost of investments on a tax basis.
ETF --Exchange-Traded Fund

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010 (see Note 3):

                                   LEVEL 1 -- UNADJUSTED  LEVEL 2-- OTHER  LEVEL 3 -- SIGNIFICANT
                                       QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                   --------------------- ----------------- ---------------------- -----------
Long-Term Investment Securities:
  Common Stock:
   Australia......................      $ 3,948,773         $       --             $1,038         $ 3,949,811
   Cayman Islands.................        3,628,166                 --                 --           3,628,166
   Japan..........................       12,418,856                 --                 --          12,418,856
   United Kingdom.................        5,759,201                 --                 --           5,759,201
   Other Countries*...............       29,967,939            340,152                  0          30,308,091
  Exchange-Traded Funds
   Luxemburg......................        4,224,996                 --                 --           4,224,996
   Other Countries*...............        2,534,119                 --                 --           2,534,119
  Preferred Stock.................          867,997                 --                 --             867,997
  Warrants........................            1,624                 --                 --               1,624
Short-Term Investment Securities:
  Time Deposit....................               --          2,130,000                 --           2,130,000
                                        -----------         ----------             ------         -----------
TOTAL                                   $63,351,671         $2,470,152             $1,038         $65,822,861
                                        ===========         ==========             ======         ===========

--------
* Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                           COMMON STOCK
                                                           ------------
         Balance as of 9/30/2009..........................    $    0
         Accrued discounts/premiums.......................        --
         Realized gain (loss).............................        --
         Change in unrealized appreciation (depreciation).       680
         Net purchases (sales)............................       358
         Transfers in and/or out of Level 3...............        --
                                                              ------
         Balance as of 3/31/2010..........................    $1,038
                                                              ======

See Notes to Financial Statements

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2010 -- (UNAUDITED)

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of three different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: SunAmerica International Equity Fund ("International Equity Fund"), SunAmerica Value Fund ("Value Fund"), and SunAmerica International Small-Cap Fund ("International Small-Cap Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   The investment objective and principal investment techniques for each of the Funds are as follows:

   INTERNATIONAL EQUITY FUND seeks capital appreciation by active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in a number of different countries other than the U.S. and selected without regard to market capitalization. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowing for investment purposes, will be invested in equity securities.

   VALUE FUND seeks long-term growth of capital by active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization, that offer the potential for long-term growth of capital.

   INTERNATIONAL SMALL-CAP FUND seeks long-term capital appreciation by active trading of equity securities and other securities with equity characteristics of non-U.S. small-cap companies throughout the world, including emerging market countries. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in such securities.

   The International Small-Cap Fund is organized as a "diversified" fund within the meaning of the 1940 Act. The International Equity Fund and Value Fund are organized as "non-diversified" funds.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the International Equity Fund and International Small-Cap Fund, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety
   (90) calendar days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the International Equity Fund and International Small-Cap Fund that were purchased within ninety (90) calendar days prior to the date of such exchange.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Class I and Class Z shares are offered at net asset value per share. These classes are offered exclusively to certain institutions and to participants in certain employee benefit plans and other programs. Class I shares are closed to new purchases, however, existing investors may continue to purchase shares through reinvestments of dividends and capital gains distributions.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2010 -- (UNAUDITED)
        (CONTINUED)


   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. Class I shares and Class Z shares have not adopted 12b-1 plans and make no payments thereunder, however, Class I shares pay a service fee to the Funds' distributor for providing administrative and shareholder services.

   INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Fund Mergers

   Pursuant to a plan of reorganization, all of the assets and liabilities of the SunAmerica Focused International Equity Portfolio ("Focused International Equity Portfolio"), a series of SunAmerica Focused Series, Inc. (the "Corporation"), were transferred in a tax-free exchange to the International Equity Fund, in exchange for shares of the International Equity Fund. The reorganization was consummated on January 12, 2009. The acquiring fund acquired all of the assets and liabilities of the target fund as shown in the table below. Class A, Class B and Class C shares of the Focused International Equity Portfolio were exchanged tax-free for Class A, Class B and Class C shares of International Equity Fund at an exchange ratio of 1.10 to 1, 1.14 to 1 and 1.13 to 1, respectively. Shares of the International Equity Fund issued in connection with the acquisition of the Focused International Equity Portfolio were 12,447,732 with a value of $107,741,476. The assets in the investment portfolio of the Focused International Equity Portfolio with a value of $107,598,677 and identified cost of $135,888,649 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

   The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation/(depreciation) immediately before and after the reorganizations:

                                                                 NET ASSET NET UNREALIZED
                                          SHARES        NET        VALUE    APPRECIATION
                                        OUTSTANDING    ASSETS    PER SHARE (DEPRECIATION)
                                        ----------- ------------ --------- --------------
Target Fund
Focused International Equity Portfolio.                                     $(28,289,972)
  Class A..............................  8,676,911  $ 84,069,949   $9.69
  Class B..............................    817,621     7,600,518    9.30
  Class C..............................  1,733,400    16,071,009    9.27
Acquiring Fund
International Equity Fund..............                                     $ (7,162,629)
  Class A..............................  3,315,688  $ 29,181,894   $8.80
  Class B..............................    700,833     5,734,759    8.18
  Class C..............................  1,084,491     8,861,529    8.17
  Class I..............................    409,771     3,631,300    8.86
Post Reorganization
International Equity Fund..............                                     $(35,452,601)
  Class A.............................. 12,867,763  $113,251,843   $8.80
  Class B..............................  1,629,674    13,335,277    8.18
  Class C..............................  3,051,307    24,932,538    8.17
  Class I..............................    409,771     3,631,300    8.86

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2010 -- (UNAUDITED)
        (CONTINUED)


   Assuming the reorganization had been completed on October 1, 2008, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the period ended September 30, 2009, are as follows:

Net investment income (loss)................... $  1,012,413
Net realized/unrealized gains (losses).........  (29,717,769)
                                                ------------
Change in net assets resulting from operations. $(28,705,356)
                                                ============

   Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since January 12, 2009.

   Pursuant to a plan of reorganization, all of the assets and liabilities of the SunAmerica Focused Large-Cap Value Portfolio ("Focused Large-Cap Value Portfolio"), a series of the Corporation, were transferred in a tax-free exchange to the Value Fund, in exchange for shares of the Value Fund. The reorganization was consummated on October 26, 2009. The acquiring fund acquired all of the assets and liabilities of the target fund as shown in the table below. Class A, Class B and Class C shares of the Focused Large-Cap Value Portfolio were exchanged tax-free for Class A, Class B and Class C shares of Value Fund at an exchange ratio of 0.78 to 1, 0.77 to 1 and 0.77 to 1, respectively. Shares of the Value Fund issued in connection with the acquisition of the Focused Large-Cap Value Portfolio were 7,374,611 with a value of $79,273,334. The assets in the investment portfolio of the Focused Large-Cap Value Portfolio with a value of $79,261,700 and identified cost of $73,975,265 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

   The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation/(depreciation) immediately before and after the reorganizations:

                                                            NET ASSET NET UNREALIZED
                                     SHARES        NET        VALUE    APPRECIATION
                                   OUTSTANDING    ASSETS    PER SHARE (DEPRECIATION)
                                   ----------- ------------ --------- --------------
Target Fund
Focused Large Cap-Value Portfolio.                                     $ 5,286,435
  Class A.........................  6,439,768  $ 54,815,779  $ 8.51
  Class B.........................    867,878     6,871,725    7.92
  Class C.........................  2,213,883    17,585,830    7.94
Acquiring Fund
Value Fund........................                                     $ 4,908,527
  Class A.........................  4,784,330  $ 52,515,489  $10.98
  Class B.........................  1,102,538    11,329,123   10.28
  Class C.........................    921,634     9,467,172   10.27
  Class Z.........................  1,862,199    21,520,775   11.56
  Class I.........................      1,377        15,085   10.96
Post Reorganization
Value Fund........................                                     $10,194,962
  Class A.........................  9,778,221  $107,331,268  $10.98
  Class B.........................  1,771,282    18,200,848   10.28
  Class C.........................  2,633,610    27,053,002   10.27
  Class Z.........................  1,862,199    21,520,775   11.56
  Class I.........................      1,377        15,085   10.96

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2010 -- (UNAUDITED)
        (CONTINUED)


   Assuming the reorganization had been completed on October 1, 2009, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the period ended March 31, 2010, are as follows:

Net investment income (loss)................... $   502,287
Net realized/unrealized gains (losses).........  12,848,148
                                                -----------
Change in net assets resulting from operations. $13,350,435
                                                ===========

   Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since
   October 26, 2009.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Trust in the preparation of their financial statements:

   SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2010 -- (UNAUDITED)
        (CONTINUED)

   exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   The various inputs that may be used to determine the value of the Funds' investments are summarized into three broad levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees, etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of March 31, 2010 are reported on a schedule following the Portfolio of Investments.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to and in accordance with applicable Securities and Exchange Commission ("SEC") guidance, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of March 31, 2010, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

       PERCENTAGE PRINCIPAL
FUND    INTEREST   AMOUNT
----   ---------- ----------
Value.    0.49%   $1,206,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   State Street Bank and Trust Co., dated March 31, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $246,749,000, a repurchase price of $246,749,000, and a maturity date of April 1, 2010. The repurchase agreement is collateralized by the following:

                                   MATURITY  PRINCIPAL
TYPE OF COLLATERAL   INTEREST RATE   DATE     AMOUNT     MARKET VALUE
------------------   ------------- -------- ------------ ------------
U.S. Treasury Bills.     0.10%     05/06/10 $248,535,000 $248,510,147
U.S. Treasury Bills.     0.17      06/03/10    3,175,000    3,174,048

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2010 -- (UNAUDITED)
        (CONTINUED)

   Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. For financial statements purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income, if any, are paid annually. Capital gain distributions, if any, are paid at least annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examination by tax authorities for tax years ending before 2006.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period. Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2010 -- (UNAUDITED)
        (CONTINUED)


   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                              MANAGEMENT
FUND                             FEES
----                          ----------
International Equity Fund....    1.00%
Value Fund*..................    0.75
International Small-Cap Fund.    1.15

--------
* Effective October 26, 2009, the investment advisory and management fee was decreased from 1.00% of average daily net assets to 0.75% of average daily net assets.

   For the six months ended March 31, 2010, SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The International Equity Fund and International Small-Cap Fund are subadvised by PineBridge Investments, LLC ("PineBridge") pursuant to a subadvisory agreement with SunAmerica. PineBridge receives an annual fee of 0.47% of average daily net assets for the International Equity Fund and 0.60% of average daily net assets for the International Small-Cap Fund, which is paid by SunAmerica. For the six months ended March 31, 2010, PineBridge voluntary waived 0.05% of the fee payable by SunAmerica to PineBridge for the International Small-Cap Fund.

   SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average daily net assets. Annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principals, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue in effect indefinitely unless terminated by the Trustees, including a majority of the Disinterested Trustees.

FUND                             PERCENTAGE
----                             ----------
International Equity Class A....    1.90%
International Equity Class B....    2.55
International Equity Class C....    2.55
International Equity Class I....    1.80
Value Class A...................    1.63
Value Class B...................    2.28
Value Class C...................    2.28
Value Class I+..................    1.53
Value Class Z...................    1.06
International Small-Cap Class A.    1.90
International Small-Cap Class B.    2.55
International Small-Cap Class C.    2.55

   Any voluntary or contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

   For the six months ended March 31, 2010, pursuant to the contractual and voluntary expense limitations referred to above, SunAmerica has waived or reimbursed expenses as follows:

FUND
----
International Equity Class A.... $    --
International Equity Class B....   5,102
International Equity Class C....   1,003
International Equity Class I....   1,883
Value Fund Class A..............  11,741
Value Fund Class B..............   5,573
Value Fund Class C..............   3,844
Value Fund Class I+.............   1,032
Value Fund Class Z..............   2,083
International Small-Cap Class A.  53,330
International Small-Cap Class B.   6,401
International Small-Cap Class C.   6,566

--------
+  See Note 1.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2010 -- (UNAUDITED)
        (CONTINUED)


   For the six months ended March 31, 2010, the amounts recouped by SunAmerica are as follows:

                                        CLASS
                               OTHER   SPECIFIC
                              EXPENSES EXPENSES
FUND                          RECOUPED RECOUPED
----                          -------- --------
International Equity Class B. $    --  $ 1,702
International Equity Class C.      --    1,206
Value Fund Class A...........  12,803   41,867
Value Fund Class B...........   2,120    1,869
Value Fund Class C...........   3,073    8,256
Value Fund Class Z...........   2,795   11,202

   At March 31, 2010, expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment are as follows:

                                                   CLASS
                                        OTHER     SPECIFIC
                                       EXPENSES   EXPENSES
FUND                                  REIMBURSED REIMBURSED
----                                  ---------- ----------
International Equity Class A.........  $    492   $     --
International Equity Class B.........        99     35,510
International Equity Class C.........       146     23,749
International Equity Class I.........        57     17,240
Value Fund Class A...................   105,524     48,058
Value Fund Class B...................    28,537     34,356
Value Fund Class C...................    19,573     22,534
Value Fund Class Z...................    33,935      3,847
International Small-Cap Fund Class A.    88,933    202,177
International Small-Cap Fund Class B.     2,401     28,547
International Small-Cap Fund Class C.     9,062     33,192

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I and Class Z shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of the average daily net assets of the Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A, Class B and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the six months ended March 31, 2010, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing administrative and shareholder services to Class I shareholders. For the six months ended March 31, 2010, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2010 -- (UNAUDITED)
        (CONTINUED)


   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds that for the six months ended March 31, 2010, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                           CLASS A                     CLASS B    CLASS C
                         -------------------------------------------- ---------- ----------
                                                           CONTINGENT CONTINGENT CONTINGENT
                                 AFFILIATED                 DEFERRED   DEFERRED   DEFERRED
                          SALES   BROKER-   NON-AFFILIATED   SALES      SALES      SALES
FUND                     CHARGES  DEALERS   BROKER-DEALERS  CHARGES    CHARGES    CHARGES
----                     ------- ---------- -------------- ---------- ---------- ----------
International Equity.... $26,528   $7,428      $15,636        $--      $10,871      $334
Value...................  26,527    8,206       14,516         --       13,862       813
International Small-Cap.   3,777    1,108        2,042         --          182        --

   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds (except for Class Z shares of the Funds) pay a fee to SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets. No portion of this fee is paid or reimbursed by the Class Z shares, however, Class Z shares pay all direct transfer agency fees and out-of-pocket expenses relating to Class Z shares. For the six months ended March 31, 2010, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                     EXPENSE               PAYABLE AT MARCH 31, 2010
                         -------------------------------- ---------------------------
                                                                  CLASS  CLASS  CLASS
FUND                     CLASS A  CLASS B CLASS C CLASS I CLASS A   B      C      I
----                     -------- ------- ------- ------- ------- ------ ------ -----
International Equity.... $127,670 $13,474 $26,918 $4,602  $21,252 $2,128 $4,411 $728
Value...................  107,688  17,517  25,612      4   19,850  2,960  4,633   --
International Small-Cap.   71,510     348     793     --   11,927     58    140   --

   At March 31, 2010, the following affiliates owned a percentage of the outstanding shares of the following funds; Focused Multi-Asset Strategy Portfolio, Focused Balanced Strategy Portfolio and Focused Equity Strategy Portfolio owned 30.8%, 6.1%, and 7.7% of the SunAmerica International Equity Fund, respectively; Focused Multi-Asset Strategy Portfolio and American Home Assurance Company owned 73.4% and 21.6% of SunAmerica International Small-Cap Fund, respectively; and Focused Multi-Asset Strategy Portfolio and Focused Equity Strategy Portfolio owned 6.9% and 14.3%, respectively of SunAmerica Value Fund.

   On March 4, 2009, AIG, the ultimate parent of SunAmerica, SACS, and SAFS, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.8% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.8% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

Note 5. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the six months ended March 31, 2010, the amount of expense reductions received by each Fund, used to offset the Fund's non-affiliated expenses were as follows:

       TOTAL EXPENSE
FUND    REDUCTIONS
----   -------------
Value.    $7,488

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2010 -- (UNAUDITED)
        (CONTINUED)


Note 6. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended March 31, 2010, were as follows:


                                                             INTERNATIONAL              INTERNATIONAL
                                                                EQUITY        VALUE       SMALL-CAP
                                                                 FUND         FUND          FUND
                                                             ------------- ------------ -------------
Purchases (excluding U.S. government securities)............ $217,193,558  $102,296,163  $29,948,883
Sales and maturities (excluding U.S. government securities).  237,176,579   117,101,594   35,764,013
Purchases of U.S. government securities.....................           --            --           --
Sales and maturities of U.S. government securities..........           --            --           --

Note 7. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at March 31, 2010:


                                            INTERNATIONAL               INTERNATIONAL
                                               EQUITY         VALUE       SMALL-CAP
                                                FUND          FUND          FUND
                                            ------------- ------------  -------------
Cost (tax basis)........................... $141,632,841  $162,388,658   $54,047,053
                                            ============  ============   ===========
Appreciation...............................   13,983,315    16,480,472    14,498,624
Depreciation...............................   (4,330,367)  (10,608,371)   (2,722,816)
                                            ------------  ------------   -----------
Net unrealized appreciation (depreciation). $  9,652,948  $  5,872,101   $11,775,808
                                            ============  ============   ===========

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses and derivative transactions.

                                          FOR THE YEAR ENDED SEPTEMBER 30, 2009
                         ------------------------------------------------------------------------
                                  DISTRIBUTABLE EARNINGS                 TAX DISTRIBUTIONS
                         ----------------------------------------  ------------------------------
                                      LONG-TERM
                                    GAINS/CAPITAL    UNREALIZED               LONG-TERM
                          ORDINARY      LOSS        APPRECIATION    ORDINARY   CAPITAL  RETURN OF
FUND                       INCOME     CARRYOVER    (DEPRECIATION)*   INCOME     GAINS    CAPITAL
----                     ---------- -------------  --------------- ---------- --------- ---------
International Equity.... $       -- $(98,567,104)@   $17,867,783   $  987,723    $--    $150,500
Value...................    799,696  (19,719,989)     (3,501,947)   2,291,939     --          --
International Small-Cap.  2,219,408   (6,116,326)     13,888,948       11,219     --          --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.
@ Includes realized capital losses of $10,093,998 which as the result of the merger may be subject to annual limitation imposed by the Internal Revenue Code.

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2009, which are available to offset future capital gains, if any:

                              CAPITAL LOSS CARRYFORWARD
                         -----------------------------------
FUND                        2015        2016        2017
----                     ----------- ----------- -----------
International Equity*... $46,684,225 $25,210,425 $16,578,456
Value...................          --          --  19,719,989
International Small-Cap.          --          --   6,116,326

--------
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. These losses may be subject to annual limitation imposed by the Internal Revenue Code. Therefore, it is possible that not all of these capital losses will be available for use.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2010 -- (UNAUDITED)
        (CONTINUED)


Note 8. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                                  INTERNATIONAL EQUITY FUND
                              ------------------------------------------------------------------------------------------------
                                                    CLASS A                                          CLASS B
                              --------------------------------------------------  --------------------------------------------
                                       FOR THE                                           FOR THE
                                  SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED           FOR THE
                                   MARCH 31, 2010              YEAR ENDED             MARCH 31, 2010           YEAR ENDED
                                     (UNAUDITED)           SEPTEMBER 30, 2009          (UNAUDITED)         SEPTEMBER 30, 2009
                              ------------------------  ------------------------  ---------------------  ---------------------
                                SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                              ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2)(3)........    255,602  $  3,040,278     597,710  $  5,571,131    36,027  $   395,101   105,795  $   907,568
Shares issued in merger+.....         --            --   9,552,075    84,069,949        --           --   928,841    7,600,518
Reinvested dividends.........     51,192       610,725      88,444       769,459        --           --    10,395       84,199
Shares redeemed (1)(2)(4)(5). (1,460,460)  (17,346,530) (3,405,180)  (30,007,709) (249,979)  (2,745,293) (647,154)  (5,399,341)
                              ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)...... (1,153,666) $(13,695,527)  6,833,049  $ 60,402,830  (213,952) $(2,350,192)  397,877  $ 3,192,944
                              ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                                                  INTERNATIONAL EQUITY FUND
                              ------------------------------------------------------------------------------------------------
                                                    CLASS C                                          CLASS I
                              --------------------------------------------------  --------------------------------------------
                                       FOR THE                                           FOR THE
                                  SIX MONTHS ENDED               FOR THE             SIX MONTHS ENDED           FOR THE
                                   MARCH 31, 2010              YEAR ENDED             MARCH 31, 2010           YEAR ENDED
                                     (UNAUDITED)           SEPTEMBER 30, 2009          (UNAUDITED)         SEPTEMBER 30, 2009
                              ------------------------  ------------------------  ---------------------  ---------------------
                                SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                              ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold..................    167,875  $  1,867,275     268,142  $  2,379,512        --  $        --   105,467  $   946,917
Shares issued in merger+.....         --            --   1,966,816    16,071,009        --           --        --           --
Reinvested dividends.........         --            --      14,687       118,818     1,963       23,695    12,701      111,265
Shares redeemed (3)(4)(5)....   (398,063)   (4,378,792) (1,147,561)   (9,508,735)  (94,651)  (1,117,710) (102,042)    (956,722)
                              ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)......   (230,188) $ (2,511,517)  1,102,084  $  9,060,604   (92,688) $(1,094,015)   16,126  $   101,460
                              ==========  ============  ==========  ============  ========  ===========  ========  ===========

--------
(1)For the six months ended March 31, 2010, includes automatic conversion of 103,451 shares of Class B shares in the amount of $1,137,410 to 95,921 shares of Class A shares in the amount of $1,137,410.
(2)For the year ended September 30, 2009, includes automatic conversion of 237,710 shares of Class B shares in the amount of $2,002,438 to 220,396 shares of Class A shares in the amount of $2,002,438.
(3)For the year ended September 30, 2009, includes automatic conversion of 7,454 shares of Class C shares in the amount of $60,644 to 6,898 shares of Class A shares in the amount of $60,644.
(4)For the six months ended March 31, 2010, net of redemption fees of $2,616, $280, $551, and $96 for Class A, Class B, Class C and Class I shares, respectively.
(5)For the year ended September 30, 2009, net of redemption fees of $4,152, $571, $972, and $342 for Class A, Class B, Class C and Class I shares, respectively.
+  See Note 2.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2010 -- (UNAUDITED)
        (CONTINUED)

                                                                    VALUE FUND
                          ----------------------------------------------------------------------------------------------
                                               CLASS A                                         CLASS B
                          ------------------------------------------------  --------------------------------------------
                                  FOR THE                                          FOR THE
                             SIX MONTHS ENDED              FOR THE             SIX MONTHS ENDED           FOR THE
                              MARCH 31, 2010             YEAR ENDED             MARCH 31, 2010           YEAR ENDED
                                (UNAUDITED)          SEPTEMBER 30, 2009          (UNAUDITED)         SEPTEMBER 30, 2009
                          ----------------------  ------------------------  ---------------------  ---------------------
                            SHARES      AMOUNT      SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                          ---------  -----------  ----------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2)(3)....   271,117  $ 3,000,954     860,978  $  8,101,106    24,192  $   250,513   101,838  $   912,273
Shares issued in merger+. 4,993,891   54,815,779          --            --   668,744    6,871,725        --           --
Reinvested dividends.....    60,401      665,014     125,403     1,175,028     2,477       25,635    24,162      213,106
Shares redeemed (1)(2)...  (820,179)  (9,048,542) (2,270,671)  (20,866,202) (347,425)  (3,601,713) (805,033)  (7,047,624)
                          ---------  -----------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease).. 4,505,230  $49,433,205  (1,284,290) $(11,590,068)  347,988  $ 3,546,160  (679,033) $(5,922,245)
                          =========  ===========  ==========  ============  ========  ===========  ========  ===========

                                                                    VALUE FUND
                          ----------------------------------------------------------------------------------------------
                                               CLASS C                                         CLASS I
                          ------------------------------------------------  --------------------------------------------
                                  FOR THE                                          FOR THE
                             SIX MONTHS ENDED              FOR THE             SIX MONTHS ENDED           FOR THE
                              MARCH 31, 2010             YEAR ENDED             MARCH 31, 2010           YEAR ENDED
                                (UNAUDITED)          SEPTEMBER 30, 2009          (UNAUDITED)         SEPTEMBER 30, 2009
                          ----------------------  ------------------------  ---------------------  ---------------------
                            SHARES      AMOUNT      SHARES       AMOUNT      SHARES      AMOUNT     SHARES      AMOUNT
                          ---------  -----------  ----------  ------------  --------  -----------  --------  -----------
Shares sold..............    33,303  $   348,558     137,154  $  1,236,276        --  $        --        --  $        --
Shares issued in merger+. 1,711,976   17,585,830          --            --        --           --        --           --
Reinvested dividends.....     3,285       33,995      14,733       129,943        --           --        51          478
Shares redeemed (3)......  (383,888)  (3,973,679)   (415,028)   (3,645,150)   (1,379)     (15,201)     (598)      (5,164)
                          ---------  -----------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease).. 1,364,676  $13,994,704    (263,141) $ (2,278,931)   (1,379) $   (15,201)     (547) $    (4,686)
                          =========  ===========  ==========  ============  ========  ===========  ========  ===========

                                             VALUE FUND
                          ------------------------------------------------
                                               CLASS Z
                          ------------------------------------------------
                                  FOR THE
                             SIX MONTHS ENDED              FOR THE
                              MARCH 31, 2010             YEAR ENDED
                                (UNAUDITED)          SEPTEMBER 30, 2009
                          ----------------------  ------------------------
                            SHARES      AMOUNT      SHARES       AMOUNT
                          ---------  -----------  ----------  ------------
Shares sold..............   167,952  $ 1,944,676     466,705  $  4,638,603
Shares issued in merger+.        --           --          --            --
Reinvested dividends.....    18,096      209,196      59,903       588,253
Shares redeemed..........  (186,830)  (2,170,035)   (589,588)   (5,746,783)
                          ---------  -----------  ----------  ------------
Net increase (decrease)..      (782) $   (16,163)    (62,980) $   (519,927)
                          =========  ===========  ==========  ============

--------
(1)For the six months ended March 31, 2010, includes automatic conversion of 136,416 shares of Class B shares in the amount of $1,415,532 to 127,943 shares of Class A shares in the amount of $1,415,532.
(2)For the year ended September 30, 2009, includes automatic conversion of 394,962 shares of Class B shares in the amount of $3,407,930 to 370,955 shares of Class A shares in the amount of $3,407,930.
(3)For the year ended September 30, 2009, includes automatic conversion of 8,112 shares of Class C shares in the amount of $67,882 to 7,615 shares of Class A shares in the amount of $67,882.
+  See Note 2.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2010 -- (UNAUDITED)
        (CONTINUED)


                                                          INTERNATIONAL SMALL-CAP FUND
                              -----------------------------------------------------------------------------------
                                                 CLASS A                                    CLASS B
                              ---------------------------------------------  ------------------------------------
                                     FOR THE                                      FOR THE
                                 SIX MONTHS ENDED            FOR THE         SIX MONTHS ENDED        FOR THE
                                  MARCH 31, 2010           YEAR ENDED         MARCH 31, 2010       YEAR ENDED
                                   (UNAUDITED)         SEPTEMBER 30, 2009       (UNAUDITED)    SEPTEMBER 30, 2009
                              ---------------------  ----------------------  ----------------  ------------------
                               SHARES      AMOUNT      SHARES      AMOUNT    SHARES   AMOUNT    SHARES    AMOUNT
                              --------  -----------  ---------  -----------  ------  --------  -------  ---------
Shares sold (1)(2)...........   67,826  $   568,486  6,912,481  $42,180,929   3,404  $ 27,973   16,736  $ 116,273
Reinvested dividends.........  270,947    2,219,058      1,826       11,121   1,059     8,543       --         --
Shares redeemed (1)(2)(3)(4). (930,191)  (7,857,559)  (719,479)  (4,748,220) (4,483)  (36,113) (55,489)  (358,727)
                              --------  -----------  ---------  -----------  ------  --------  -------  ---------
Net increase (decrease)...... (591,418) $(5,070,015) 6,194,828  $37,443,830     (20) $    403  (38,753) $(242,454)
                              ========  ===========  =========  ===========  ======  ========  =======  =========

                                       INTERNATIONAL SMALL-CAP FUND
                              ---------------------------------------------
                                                 CLASS C
                              ---------------------------------------------
                                     FOR THE
                                 SIX MONTHS ENDED            FOR THE
                                  MARCH 31, 2010           YEAR ENDED
                                   (UNAUDITED)         SEPTEMBER 30, 2009
                              ---------------------  ----------------------
                               SHARES      AMOUNT      SHARES      AMOUNT
                              --------  -----------  ---------  -----------
Shares sold..................   12,490  $   100,861     72,501  $   446,670
Reinvested dividends.........    2,062       16,643         --           --
Shares redeemed (3)(4).......  (13,503)    (109,696)  (251,581)  (1,518,605)
                              --------  -----------  ---------  -----------
Net increase (decrease)......    1,049  $     7,808   (179,080) $(1,071,935)
                              ========  ===========  =========  ===========

--------
(1)For the six months ended March 31, 2010, includes automatic conversion of 1,016 shares of Class B shares in the amount of $8,275 to 1,000 shares of Class A shares in the amount of $8,275.
(2)For the year ended September 30, 2009, includes automatic conversion of 3,490 shares of Class B shares in the amount of $24,015 to 3,424 shares of Class A shares in the amount of $24,015.
(3)For the six months ended March 31, 2010, net of redemption fees of $361, $2, and $4 for Class A, Class B, and Class C shares, respectively.
(4)For the year ended September 30, 2009, net of redemption fees of $2,877, $17, and $57 for Class A, Class B, and Class C shares, respectively.

Note 9. Line of Credit

   The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended March 31, 2010, the following Funds had borrowings:

                          DAYS     INTEREST AVERAGE  WEIGHTED
FUND                   OUTSTANDING CHARGES    DEBT   AVERAGE
International Equity..     11        $258   $591,132   1.43%
International
 Small-Cap............      7         123    438,711   1.44

   At March 31, 2010, there were no borrowings outstanding.

        SUNAMERICA EQUITY FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2010 -- (UNAUDITED)
        (CONTINUED)


Note 10. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended March 31, 2010, none of the Funds participated in this program.

Note 11. Trustees Retirement Plan

   The Trustees of the Trust have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Trustee fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                      RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
                         LIABILITY        EXPENSE        PAYMENTS
                      --------------- --------------- ---------------
FUND                               AS OF MARCH 31, 2010
----                  -----------------------------------------------
International Equity.     $3,994           $ 60            $469
Value................      3,742            219             819

Note 12. Investment Concentration

   Some of the Funds may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund and International Small-Cap Fund. At March 31, 2010, the International Equity Fund had approximately 17.9% and 16.5% of its net assets invested in equity securities of companies domiciled in Germany and Japan, respectively. At March 31, 2010, the International Small-Cap Fund had approximately 19.0% of its net assets invested in equity securities of companies domiciled in Japan.

        SUNAMERICA EQUITY FUNDS
        RESULTS OF SPECIAL SHAREHOLDER MEETINGS -- MARCH 31, 2010 -- (UNAUDITED)

INTERNATIONAL EQUITY FUND

A special meeting of shareholders of the International Equity Fund was held on February 16, 2010 (the "International Equity Meeting"). At the International Equity Meeting, shareholders approved (i) a new subadvisory agreement between SunAmerica and PineBridge and (ii) the operation of the International Equity Fund in a manner consistent with the exemptive order received from the Securities and Exchange Commission that permits SunAmerica to, among other things, enter into or amend subadvisory agreements with unaffiliated subadvisers upon approval by the Board of Trustees, but without obtaining shareholder approval (the "Manager of Managers Proposal").

The voting results were as follows:

To approve a new subadvisory agreement between SunAmerica and PineBridge:

           FOR                      AGAINST                    ABSTAIN
           ---                      -------                    -------
        6,222,727                   412,805                    449,305

To approve the Manager of Managers Proposal:

           FOR                      AGAINST                    ABSTAIN
           ---                      -------                    -------
        5,917,807                   719,156                    447,870

INTERNATIONAL SMALL-CAP FUND

A special meeting of shareholders of the International Small-Cap Fund was held on February 16, 2010 (the "International Small-Cap Meeting"). At the International Small-Cap Meeting, shareholders approved a new subadvisory agreement between SunAmerica and PineBridge.

The voting results were as follows:

To approve a new subadvisory agreement between SunAmerica and PineBridge:

           FOR                      AGAINST                    ABSTAIN
           ---                      -------                    -------
        4,251,203                  1,422,214                   210,896

        SUNAMERICA EQUITY FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- MARCH 31, 2010 -- (unaudited)

APPROVAL OF NEW SUBADVISORY AGREEMENTS

At an in-person meeting held on November 9, 2009, the Board of Trustees (the "Board" the members of which are referred to as "Trustees") of the Trust, including the Disinterested Trustees, approved new subadvisory agreements between SunAmerica and PineBridge with respect to each of the International Equity Fund and International Small-Cap Fund (each a "Fund" and together, the "Funds"), subject to shareholder approval. These subadvisory agreements are each referred to as a "New Subadvisory Agreement" and collectively as the "New Subadvisory Agreements"). The Board approved the New Subadvisory Agreements in response to the anticipated termination of the prior subadvisory agreements between SunAmerica and AIG Global Investment Corp. ("AIGGIC") with respect to the Funds (the "Prior Subadvisory Agreements") as a result of the announcement that, on September 5, 2009, AIG entered into an agreement to sell a portion of AIG Investments, including its interest in AIGGIC, to Bridge Partners, L.P. ("Bridge"), a partnership formed by the Pacific Century Group ("PCG"), an Asia-based private investment group (the "Transaction"). In preparation for the closing of the Transaction, AIG merged AIGGIC with and into PineBridge on December 31, 2009.

Shareholders of each of the Funds approved a respective New Subadvisory Agreement at a special meeting of shareholders held on February 16, 2010 and the Transaction closed on March 29, 2010. Upon the closing of the Transaction, PineBridge became an indirect, wholly-owned subsidiary of Bridge. The closing of the Transaction resulted in an "assignment" of the Prior Subadvisory Agreements which, under the terms of the Prior Subadvisory Agreements and as required by law, resulted in the automatic termination of the Prior Subadvisory Agreements. The New Subadvisory Agreements, which became effective upon the closing of the Transaction, will remain in effect until August 31, 2011, and are subject to continuance thereafter for successive one-year periods in the manner required by the 1940 Act and the rules thereunder.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and AIGGIC provided, materials relating to the Board's consideration of whether to approve the New Subadvisory Agreements. These materials included
(a) information concerning the Transaction, including the corporate restructuring of AIGGIC into PineBridge in anticipation of the closing of the Transaction; (b) a summary of the services to be provided by PineBridge;
(c) information independently compiled by Lipper on fees and expenses of the Funds as compared to a representative group of similar funds as determined by Lipper; (d) information provided by AIGGIC on fees and expenses of funds with similar investment styles as the Funds; (e) performance information of the Funds as well as performance information of funds and accounts managed by AIGGIC with investment policies and/or strategies similar to the Funds; (f) a discussion of indirect benefits to PineBridge; (g) a report by SunAmerica of PineBridge's compliance policies and procedures; (h) a summary of brokerage and soft dollar practices; and (i) a discussion of the key personnel of PineBridge. In determining whether to approve the New Subadvisory Agreements, the Board, including the Disinterested Trustees, considered the following information:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY PINEBRIDGE.

The Board, including the Disinterested Trustees, considered the nature, extent and quality of services to be provided to the Funds by PineBridge. The Board observed that they had a long-standing relationship with AIGGIC. The Board also considered information relating to the Transaction and representations from AIGGIC and PCG, which would be the ultimate parent company of PineBridge, that PCG was committed to PineBridge and would devote sufficient resources to PineBridge. The Board concluded that the services to be provided by PineBridge would be identical to the services that AIGGIC has provided to the Funds, which would include investment management services such as investment research, advice and supervision, and determining which securities will be purchased or sold by the Funds, subject to the oversight and review of SunAmerica. In addition, the Board reviewed AIGGIC's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals, and considered the resources PineBridge was expected to have under its new ownership structure. The Board also reviewed the personnel that would be responsible for providing subadvisory services to the Funds and considered that the key investment personnel at AIGGIC that were responsible for managing the Funds would continue to manage the Funds as portfolio managers at PineBridge. The Board also considered that certain other key personnel of AIGGIC would continue with PineBridge and that PCG anticipated allowing PineBridge to manage its day-to-day operations. In light of these considerations, the Board concluded that PineBridge would be able to continue to provide a high level of service to the Funds.

The Board concluded, based on the materials provided and its prior experience with AIGGIC, that: (i) PineBridge would be able to retain high quality portfolio managers and other investment personnel; (ii) PineBridge would continue to exhibit a high level of diligence and attention to detail in carrying out its responsibilities as a subadviser; and (iii) PineBridge would be responsive to requests of the Board and of SunAmerica. The Board concluded that AIGGIC had developed internal policies and procedures for

        SUNAMERICA EQUITY FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- MARCH 31, 2010 -- (UNAUDITED) (CONTINUED)

monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in its prospectus, and that such policies and procedures were expected to continue. The Board also concluded that it was satisfied with AIGGIC's code of ethics and compliance and regulatory history. The Board concluded that the nature and extent of services to be provided by PineBridge to the Funds under the New Subadvisory Agreements were reasonable and appropriate in relation to the proposed subadvisory fees and that the quality of services was reasonably expected to be high.

INVESTMENT PERFORMANCE.

The Board, including the Disinterested Trustees, considered the investment performance of AIGGIC. In connection with its review, the Board received information prepared by AIGGIC regarding the performance information of the International Small-Cap Fund as compared to a variable annuity fund subadvised by AIGGIC whose investment policies and/or strategies are similar to those of the International Small-Cap Fund. The Board noted that the performance of this comparable fund was similar to the performance of the International Small-Cap Fund, with the exception of the three-year period ended September 30, 2009, where the performance of the comparable fund outperformed the International Small-Cap Fund. The Board did not review comparisons of other account information for the International Equity Fund as AIGGIC reported that it did not act as the subadviser to any other registered investment companies with investment policies and/or strategies substantially similar to that of the International Equity Fund. The Board also reviewed certain composite performance information relating to AIGGIC's institutional small-cap equity mandates.

The Board also reviewed Lipper reports with respect to the Funds that were provided at the August 25-26, 2009 Board meeting in connection with the annual renewal of the Funds' Prior Subadvisory Agreements. The Lipper reports provided performance information through May 31, 2009 with respect to the Funds and a representative group of similar funds as determined by Lipper. The Board also considered the performance information of the Funds through September 30, 2009.

With respect to the International Equity Fund, the Board considered that the International Equity Fund ranked in the fourth quintile of its Peer Group for the five-year period ended May 31, 2009 and ranked in the fifth quintile for the one-, two-, three- and four-year periods. The Board also considered that the International Equity Fund ranked in the fourth quintile of its larger Peer Universe for the ten-year period ended May 31, 2009. The Board further considered that the Fund's performance over the six-month period ended September 30, 2009 had improved. Nonetheless, the Board concluded that the Fund's performance does not meet the Board's expectations and that it would continue to monitor the performance of this Fund. The Board noted that it may consider further actions if the Fund's performance does not meet the Board's expectations in the future.

With respect to the International Small-Cap Fund, the Board noted that the Fund has a relatively small Peer Group; however, the Board considered that the Fund ranked in the fourth quintile of its Peer Group for the two-year period ended May 31, 2009 and ranked in the fifth quintile for the one-year period. The Board also considered that the Fund ranked in the fifth quintile of its larger Peer Universe for the three-year period ended May 31, 2009. The Board further considered that the Fund's performance over the six-month period ended September 30, 2009 had improved. Nonetheless, the Board concluded that the Fund's performance does not meet the Board's expectations and that it would continue to monitor the performance of this Fund. The Board noted that it may consider further actions if the Fund's performance does not meet the Board's expectations in the future.

CONSIDERATION OF THE SUBADVISORY FEES AND THE COST OF THE SERVICES AND PROFITS TO BE REALIZED BY PINEBRIDGE AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUNDS.

The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by SunAmerica to PineBridge pursuant to the New Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by PineBridge or its affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the subadvisory fees under the New Subadvisory Agreements, which are identical to the subadvisory fees of the Prior Subadvisory Agreements, the Board reviewed the Lipper reports referenced above that were provided at the August 25-26, 2009 Board meeting in connection with the annual renewal of the Funds' Prior Subadvisory Agreements. The Lipper reports addressed the expense information with respect to the Funds and a representative group of similar funds as determined by Lipper. In considering the reasonableness of the subadvisory fee to be paid by SunAmerica to PineBridge on behalf of the Funds, the Board reviewed expense comparisons by Lipper including contractual and actual subadvisor fees as a portion of actual net

        SUNAMERICA EQUITY FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- MARCH 31, 2010 -- (UNAUDITED) (CONTINUED)

management fees. The Board compared the Funds' contractual subadvisory fees to those of other funds within their Peer Group and Peer Universe as a guide to help assess the subadvisory fees to be paid to PineBridge. The Board noted that the Peer Group information as a whole was useful in assessing whether the subadviser was providing services at a cost that was competitive with other similar funds. The Board also considered information provided by AIGGIC on fees relating to the variable annuity fund subadvised by AIGGIC whose investment policies and/or strategies are substantially similar to those of the International Small-Cap Fund, and noted that the fees payable to AIGGIC with respect to the respective comparable fund were similar to those payable to AIGGIC for the International Small-Cap Fund. The Board further reviewed the standard investment management fee schedule for AIGGIC's small-cap composite accounts and noted that the standard fees were higher than the subadvisory fee payable to AIGGIC for the International Small-Cap Fund but observed that these accounts were not registered investment companies and were generally not subadvised accounts, and further that such fees could vary among accounts. The Board also considered that the subadvisory fees are paid by SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted that the subadvisory fees paid under the Prior Subadvisory Agreements and the proposed subadvisory fees that will be paid to PineBridge under the New Subadvisory Agreements are identical. The Board also considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees which it retained. The Board further considered whether there were any collateral or "fall-out" benefits that PineBridge and its affiliates may derive as a result of their relationship with the Funds. The Board concluded that any such benefits would be de minimis and would not impact the reasonableness of the management fees.

The Board also reviewed financial information and other reports from PineBridge and considered whether PineBridge would have the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services. In connection with its review, the Board received the consolidated financial statements of AIG and its subsidiaries, including AIGGIC, for the year ended December 31, 2008. The Board also received pro forma financial information for Bridge. The Board concluded that PineBridge had the financial resources necessary to perform its obligations under the New Subadvisory Agreements and would provide the Funds with high quality services. The Board also concluded that the subadvisory fees were reasonable in light of the factors discussed above.

ECONOMIES OF SCALE.

The Board did not review specific information regarding whether there would be economies of scale with respect to PineBridge's management of the Funds because it regards that information as less relevant at the subadviser level. Rather, the Board noted that it considered information regarding economies of scale in the context of the renewal of the Investment Advisory and Management Agreement with SunAmerica.

OTHER FACTORS.

In consideration of the New Subadvisory Agreements, the Board also received information regarding PineBridge's brokerage and soft dollar practices. The Board considered that SunAmerica and PineBridge are responsible for decisions to buy and sell securities, selection of broker-dealers and negotiation of commission rates.

CONCLUSION.

After a full and complete discussion, the Board approved the New Subadvisory Agreements for each of the International Equity Fund and International Small-Cap Fund. Based upon their evaluation, the Board, including its Disinterested Trustees, was satisfied that the terms of the New Subadvisory Agreements were fair and reasonable and in the best interests of each of the Funds and its shareholders. In arriving at a decision to approve the New Subadvisory Agreements, the Board did not identify a single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making these determinations.

[LOGO]

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

TRUSTEES                   SHAREHOLDER SERVICING      This report is submitted
 Samuel M. Eisenstat       AGENT                      solely for the general
 Peter A. Harbeck           SunAmerica Fund           information of
 Dr. Judith L. Craven         Services, Inc.          shareholders of the
 William F. Devin           Harborside Financial      Funds. Distribution of
 Stephen J. Gutman            Center                  this report to persons
 Jeffrey S. Burum           3200 Plaza 5              other than shareholders
 William J. Shea            Jersey City, NJ           of the Funds is
                              07311-4992              authorized only in
OFFICERS                                              con-nection with a
 John T. Genoy, President  CUSTODIAN AND TRANSFER     currently effective
   and Chief Executive     AGENT                      pro-spectus, setting
   Officer                  State Street Bank and     forth details of the
 Donna M. Handel,             Trust Company           Funds, which must precede
   Treasurer                P.O. Box 5607             or accom-pany this report.
 Timothy P. Pettee, Vice    Boston, MA 02110
   President                                          DELIVERY OF SHAREHOLDER
 James Nichols, Vice       VOTING PROXIES ON TRUST    DOCUMENTS
   President               PORTFOLIO SECURITIES       The Funds have adopted a
 Cynthia A.                A description of the       policy that allows them
   Gibbons-Skrehot, Vice   policies and procedures    to send only one copy of
   President and Chief     that the Trust uses to     a Fund's prospectus,
   Compliance Officer      determine how to vote      proxy material, annual
 Gregory N. Bressler,      proxies relating to        report and semi-annual
   Chief Legal Officer     securities held in a       report (the "shareholder
   and Secretary           Fund's portfolio which is  documents") to
 Gregory R. Kingston,      available in the Trust's   shareholders with
   Vice President and      Statement of Additional    multiple accounts
   Assistant Treasurer     Information, may be        residing at the same
 Kathleen Fuentes,         obtained without charge    "household." This
   Assistant Secretary     upon request, by calling   practice is called
 John E. McLean,           (800) 858-8850. This       householding and reduces
   Assistant Secretary     in-formation is also       Fund expenses, which
 Nori L. Gabert, Vice      available from the EDGAR   benefits you and other
   President and           database on the U.S.       shareholders. Unless the
   Assistant Secretary     Securities and Ex-change   Funds receive
 Matthew Hackethal,        Commission's website at    instructions to the
   Anti-Money Laundering   http://www.sec.gov.        con-trary, you will only
   Compliance Officer                                 receive one copy of the
 John E. Smith Jr.,        PROXY VOTING RECORD ON     shareholder documents.
   Assistant Treasurer     SUNAMERICA EQUITY FUNDS    The Funds will continue
                           Information regarding how  to household the
INVESTMENT ADVISER         SunAmerica Equity Funds    share-holder documents
 SunAmerica Asset          voted proxies relating to  indefinitely, until we
   Management Corp.        securities held in         are instructed otherwise.
 Harborside Financial      SunAmerica Equity Funds    If you do not wish to
   Center                  during the most recent     participate in
 3200 Plaza 5              twelve month period ended  householding, please
 Jersey City, NJ           June 30 is available,      contact Shareholder
   07311-4992              once filed with the U.S.   Services at (800)
                           Securities and Exchange    858-8850 ext. 6010 or
DISTRIBUTOR                Commission, without        send a written request
 SunAmerica Capital        charge, upon request, by   with your name, the name
   Services, Inc.          calling (800) 858-8850 or  of your fund(s) and your
 Harborside Financial      on the U.S. Securities     account number(s) to
   Center                  and Exchange Commission's  SunAmerica Mutual Funds
 3200 Plaza 5              website at                 c/o BFDS, P.O. Box
 Jersey City, NJ           http://www.sec.gov.        219186, Kansas City MO,
   07311-4992                                         64121-9186. We will
                           DISCLOSURE OF QUARTERLY    resume individual
                           PORTFOLIO HOLDINGS         mailings for your account
                           The Trust is required to   within thirty (30) days
                           file its complete          of receipt of your
                           schedule of portfolio      request.
                           holdings with the U.S.
                           Securities and Exchange    The accompanying report
                           Commission for its first   has not been audited by
                           and third fiscal quarters  independent accountants
                           on Form N-Q. The Trust's   and accordingly no
                           Forms N-Q are available    opinion has been
                           on the U.S. Securities     expressed thereon.
                           and Exchange Commission's
                           website at
                           http://www.sec.gov. You
                           can also review and
                           obtain copies of the
                           Forms N-Q at the U.S.
                           Securities and Exchange
                           Com-mission's Public
                           Reference Room in
                           Wash-ington, DC
                           (information on the
                           operation of Public
                           Reference Room may be
                           obtained by calling
                           1-800-SEC-0330).

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO
                       WWW.SUNAMERICAFUNDS.COM

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. FUNDS DISTRIBUTED BY SUNAMERICA CAPITAL SERVICES, INC.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

WWW.SUNAMERICAFUNDS.COM

EQSAN - 3/10

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 299.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 8, 2010

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 8, 2010